As filed with the Securities and Exchange Commission on July 18, 2003

Registration No. 333-105884

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /   /

PRE-EFFECTIVE AMENDMENT NO._1__                                   / X /
                            -

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                           OPPENHEIMER GROWTH FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Growth Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Trinity Large Cap Growth Fund and Prospectus
for Oppenheimer Growth Fund--Incorporated herein by reference to the Part B of the Initial Registration Statement on Form N-14 filed June 6, 2003

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                                  FORM N-14
                           OPPENHEIMER GROWTH FUND
                            CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy Statement and Prospectus Heading and/or Title of Document
--------    ---------------------------------------------------------------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;   Approval  or  Disapproval  of  the  Reorganization  of
            Oppenheimer  Trinity Large Cap Growth Fund into Oppenheimer Growth
            Fund.
5.    (a)   Method of Carrying Out the Reorganization; Additional Information.
(b)   Approval or Disapproval of the Reorganization - Capitalization Table.
(c)   Statement of  Additional  Information  of  Oppenheimer  Growth Fund (see
            Part B);  Annual Report of  Oppenheimer  Growth Fund (see Part B);
            Semi-Annual Report of Oppenheimer Growth Fund (see Part B).
6.    Synopsis;  Comparison Between  Oppenheimer Trinity Large Cap Growth Fund
            and Oppenheimer Growth Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14--Incorporated herein by reference to the Part B of the
Initial Registration Statement on Form N-14 filed June 6, 2003

Item No.    Statement  of  Additional  Information  Heading  and/or  Title of
--------    ------------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.
12.   (a)   Statement of Additional Information of Oppenheimer Growth Fund.
      (b)   *
13.   (a)   Statement of Additional  Information of Oppenheimer  Trinity Large
            Cap Growth Fund.
      (b)   *
14.         Annual Report of Oppenheimer Growth Fund at August 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Growth Fund at  February  28,
            2003;
            Annual  Report of  Oppenheimer  Trinity  Large Cap Growth  Fund at
            July 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Trinity Large Cap Growth Fund
            at January 31, 2003.

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer                                     270
Form N-14

John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                August 4, 2003

Dear Oppenheimer Trinity Large Cap Growth Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive  change that has been  proposed  for  Oppenheimer  Trinity  Large Cap
Growth Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of  shareholders  of  Oppenheimer  Trinity Large
Cap Growth Fund ("Trinity  Large Cap Growth Fund") to reorganize  into another
Oppenheimer  fund,  Oppenheimer  Growth Fund  ("Growth  Fund").  A shareholder meeting has been  scheduled in October,  and all Trinity Large Cap Growth Fund shareholders  of  record  as of July 9th are  being  asked to vote  either  in person or by proxy,  on the  proposed  reorganization.  You will find a notice of the meeting,  a ballot card, a proxy  statement  detailing the proposal,  a
Growth Fund prospectus and a postage-paid  return  envelope  enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The  proposal  would  reorganize  the  Trinity  Large Cap Growth Fund into the larger  Growth  Fund which has a  comparable  investment  objective  and lower expenses.  Trinity  Large  Cap  Growth  Fund  and  Growth  Fund  have  similar investment  objectives.  Trinity Large Cap Growth Fund's investment  objective is to seek long-term growth of capital.  Growth Fund's investment objective is to seek a high total return. In seeking their investment  objectives,  Trinity
Large Cap Growth Fund and Growth Fund  utilize a similar  investing  strategy.
Trinity  Large Cap Growth Fund  invests in common  stocks that are included in the S&P 500.  Growth Fund  currently  invests  mainly in common stocks of U.S.
companies  of  different   capitalization   ranges,   presently   focusing  on
large-capitalization  issuers.  Both  funds are  managed  with a  quantitative investment  process.  Both Funds  invest in a similar  universe of  companies, although Growth has a larger potential investment universe.

Among other factors,  the Trinity Large Cap Growth Fund Board  considered that the  expense  ratio of Growth  Fund has been lower than the  expense  ratio of
Trinity Large Cap Growth Fund.  Although past  performance  is not  predictive of future  results,  shareholders  of Trinity Large Cap Growth Fund would have an  opportunity  to  become  shareholders  of a fund  with a better  long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018

                                1.800.708.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON SEPTEMBER 12, 2003

    To the Shareholders of Oppenheimer Trinity Large Cap Growth Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity Large Cap Growth Fund  ("Trinity  Large Cap Growth
    Fund"), a registered  investment  management  company,  will be held at
    6803 South  Tucson  Way,  Englewood,  CO 80112 at 1:00  P.M.,  Mountain
    time,  on  September  12,  2003,  or  any  adjournments   thereof  (the
    "Meeting"), for the following purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Large Cap Growth Fund  ("Trinity  Large Cap Growth
    Fund")  and   Oppenheimer   Growth  Fund  ("Growth   Fund"),   and  the
    transactions  contemplated  thereby,  including  (a)  the  transfer  of substantially  all the  assets  of  Trinity  Large Cap  Growth  Fund to
    Growth  Fund in  exchange  for Class A,  Class B,  Class C, Class N and
    Class Y shares of Growth  Fund,  (b) the  distribution  of these shares of Growth  Fund to the  corresponding  Class A, Class B, Class C, Class
    N and  Class  Y  shareholders  of  Trinity  Large  Cap  Growth  Fund in complete  liquidation  of  Trinity  Large Cap  Growth  Fund and (c) the
    cancellation  of the  outstanding  shares of  Trinity  Large Cap Growth
    Fund (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the Proxy  Statement  and  Prospectus.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Large  Cap  Growth  Fund  recommends  a vote in  favor  of the
    Proposal.  WE URGE YOU TO  SIGN,  DATE  AND  MAIL  THE  ENCLOSED  PROXY
    PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary

    July 18, 2003

    [775]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

  Proxy Card

                  Oppenheimer Trinity Large Cap Growth Fund

    Proxy For a Special Shareholders Meeting of shareholders To Be Held on
                              September 12, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Large Cap  Growth  Fund (the  "Fund")  to be held at 6803  South  Tucson  Way,
Centennial,  Colorado,  80112,  on September 12, 2003,  at 1:00 P.M.  Mountain
time,  or at any  adjournment  thereof,  upon the  proposals  described in the
Notice of Meeting and accompanying  Proxy Statement,  which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between Oppenheimer Growth
Fund ("Growth Fund"), and Oppenheimer  Trinity Large Cap Growth Fund ("Trinity
Large Cap Growth Fund") and the transactions contemplated thereby,  including:
(a) the transfer of  substantially  all the assets of Trinity Large Cap Growth
Fund to Growth  Fund in  exchange  for Class A,  Class B, Class C, Class N and
Class Y shares of Growth Fund, (b) the  distribution  of such shares of Growth
Fund to the  corresponding  Class A,  Class B,  Class C,  Class N and  Class Y
shareholders  of Trinity  Large Cap Growth  Fund in  complete  liquidation  of
Trinity Large Cap Growth Fund,  and (c) the  cancellation  of the  outstanding shares of Trinity Large Cap Growth Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

  Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

[OPPENHEIMER GROWTH FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                               1.800.708.7780]

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                          DATED JULY {6} [18], 2003

    Acquisition of the Assets of OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
          [498 Seventh Avenue, 10th Floor, New York, New York 10018
                               1.800.708.7780]

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                           OPPENHEIMER GROWTH FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders of Oppenheimer  Trinity Large Cap Growth Fund ("Trinity Large Cap
Growth  Fund")  to  be  voted  at  a  Special  Meeting  of  Shareholders  (the
"Meeting")  to  approve  the  Agreement  and  Plan  of   Reorganization   (the
"Reorganization  Agreement") and the  transactions  contemplated  thereby (the
"Reorganization")  between  Trinity  Large  Cap  Growth  Fund and  Oppenheimer
Growth Fund  ("Growth  Fund").  This combined  {Prospectus/Proxy}  [Prospectus and Proxy]  Statement  constitutes the Prospectus of Growth Fund and the Proxy
Statement  of  Trinity  Large  Cap  Growth  Fund  filed on Form  N-14 with the
Securities and Exchange  Commission  ("SEC").  If shareholders vote to approve the  Reorganization  Agreement  and  the  Reorganization,  the net  assets  of
Trinity  Large Cap Growth Fund will be acquired by and in exchange  for shares of Growth Fund.  The Meeting will be held at the offices of  OppenheimerFunds,
Inc.  at  6803  South  Tucson  Way,  {Englewood}  [Centennial],  CO  80112  on
September  12,  2003 at 1:00 P.M.  Mountain  time.  The Board of  Trustees  of
Trinity  Large  Cap  Growth  Fund is  soliciting  these  proxies  on behalf of
Trinity Large Cap Growth Fund. This {Prospectus/Proxy}  [Prospectus and Proxy]
Statement will first be sent to shareholders on or about August 4, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Growth Fund equal in value to the value as of the  Valuation  Date [(the  business  day  preceding  the closing  date of the
Reorganization,  as  such  term  is  defined  in the  Agreement  and  Plan  of
Reorganization  attached  hereto  as  Exhibit  A)] of your  Class A shares  of
Trinity  Large Cap Growth  Fund;  Class B shares of Growth Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Large
Cap Growth Fund;  Class C shares of Growth Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of  Trinity  Large Cap  Growth
Fund;  Class N shares  of  Growth  Fund  equal in value to the value as of the
Valuation  Date of your Class N shares of Trinity  Large Cap Growth Fund;  and
Class Y shares of Growth Fund equal in value to the value as of the  Valuation
Date of your Class Y shares of Trinity  Large Cap Growth Fund.  Trinity  Large
Cap  Growth  Fund  will  then  be  liquidated  and  de-registered   under  the
Investment  Company Act of 1940{.  Growth Fund will retain its name  following the Reorganization} [(the "Investment Company Act")].

      Growth Fund's  investment  objective  {seeks long-term growth of capital by investing  primarily in common  stocks with low  price-earnings  ratios and
better-than-anticipated   earnings}   [is  to  seek   capital   appreciation].
Realization  of  current  income  is  a  secondary  consideration.  [The  Fund
currently  emphasizes   investments  in  stocks  of   mid-capitalization   and
large-capitalization  companies.]  The Fund may invest mainly in common stocks of different  capitalization  ranges. The Fund also can buy other investments,
including   preferred  stocks,   rights  and  warrants  and  convertible  debt
securities;  and securities of U.S. and foreign companies,  although there are limits on the Fund's investments in foreign securities.

      This   {Prospectus/Proxy}   [Prospectus   and  Proxy]   Statement  gives
information  about  Class A,  Class B,  Class C, Class N and Class Y shares of
Growth Fund that you should know before  investing.  You should  retain it for future  reference.  A  Statement  of  Additional  Information  relating to the
Reorganization  described in this Proxy Statement and  Prospectus,  dated July
{6,} [18,] 2003{,} (the "Proxy Statement of Additional  Information") has been filed  with the  Securities  and  Exchange  Commission  ("SEC") as part of the
Registration  Statement  on Form N-14 (the  "Registration  Statement")  and is
incorporated  herein by reference.  You may receive a copy by {written request to the Transfer  Agent}  [writing  OppenheimerFunds  Services  (the  "Transfer
Agent") at P.O. Box 5270, Denver,  Colorado 80217,] or by calling toll-free as detailed  above.  {The  Proxy}  [That]  Statement  of  Additional  Information
includes the following  documents:  (i) Annual Report and Semi-Annual  Report, as of August 31, 2002 and  February 28,  2003,  respectively,  of Growth Fund;
(ii) Annual  Report and  Semi-Annual  Report,  as of July 31, 2002 and January
31, 2003,  respectively,  of Trinity Large Cap Growth Fund;  (iii) the {Growth
Fund Statement of Additional  Information;  and (iv)}  [Prospectus of ]Trinity
Large Cap Growth Fund [dated  September  24,  2002,  as  supplemented  May 14,
2003; (iv) the] Statement of Additional Information [of ]{.

      The  Prospectus of Growth Fund dated October 23, 2002 is attached to and considered  a part of  this  Prospectus/Proxy  Statement  and is  intended  to provide you with information about Growth Fund.

      The following  documents  have been filed with the SEC and are available
without  charge  upon  written  request  to  OppenheimerFunds   Services  (the
"Transfer  Agent") or by calling  the  toll-free  number  shown  above:  (i) a
Prospectus  for} Trinity Large Cap Growth Fund{,  dated September 24, 2002, as supplemented  November  1,  2002  and  May  14,  2003;  (ii)  a  Statement  of
Additional  Information  for  Trinity  Large  Cap  Growth  Fund,}  [as  ]dated
September 24, 2002, as revised  January 15, 2003,  and as  supplemented  March
31, 2003;  and {(iii) a}[(v) the]  Statement of Additional  Information  {for}
[of] Growth  Fund{,} dated October 23, 2002, as revised  February 12,  2003[,]
and as supplemented {January 2, 2003.} [March 31, 2003.

      The  Prospectus of Growth Fund dated  October 23, 2002, as  supplemented
May 1, 2003 is enclosed and is considered a part of this  Prospectus and Proxy
Statement and is intended to provide you with information about Growth Fund.]

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Proxy Statement and Prospectus is dated July {6} [18], 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general   tax   consequences   of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives  and  policies of the Funds  compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees and expenses of each Fund and those expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more   financial   information   about  the  Funds?
..........................   13
      [What  are  the   capitalizations  of  the  Funds  and  what  might  the
      capitalizations be after the
      Reorganization?..............................................................................]

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  21
            Dividends and Distributions..........................................................  21
      What are the Principal Risks of an Investment in Growth Fund?...........   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know about Class A, Class B, Class C, Class N and Class Y
      shares of Growth Fund?..................................................................   25
      {What  are  the   capitalizations  of  the  Funds  and  what  might  the
      capitalizations be after the
      Reorganization?..............................................................................} 25
Comparison of Investment Objectives and Policies
      Are there any significant  differences between the investment objectives and strategies of
         the Funds?.....................................................................................   27
      What are the main risks  associated  with [an]  investment in the Funds?
......................   27
      How do the investment policies of the Funds compare?.................................. .    27
      What  are  the  fundamental   investment   restrictions  of  the  Funds?
.........................   29
      How do the  Account  Features  and  Shareholder  Services  for the Funds

Voting Information
      How many votes are  necessary  to approve the  Reorganization  Agreement?
............      33
      How do I ensure my vote is accurately recorded?.........................................       34
      Can I revoke my proxy?.....................................................................      34
      What  other  matters  will be  voted  upon at the  Meeting?.................................
34

Information about Growth Fund
Information about Trinity Large Cap Growth Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Large Cap Growth Fund{,} and Oppenheimer Growth Fund

Enclosures:
Prospectus of Oppenheimer Growth Fund, dated December 23, 2002.

[Separately Available:]
Annual Report of Oppenheimer Growth Fund{,} dated August 31, 2002 [and
Semi-Annual Report of Growth Fund dated February 28, 2003 (both reports are available without charge upon request).]

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Growth Fund which  accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

      [If   shareholders   of  Trinity  Large  Cap  Growth  Fund  approve  the
Reorganization,  the net  assets  of  Trinity  Large Cap  Growth  Fund will be transferred  to  Growth  Fund,  in  exchange  for an equal  value of shares of
Growth  Fund.  The shares of Growth Fund will then be  distributed  to Trinity
Large Cap Growth Fund  shareholders  and Trinity Large Cap Growth Fund will be liquidated.  As a  result  of  the  Reorganization,  you  will  cease  to be a shareholder  of Trinity Large Cap Growth Fund and will become a shareholder of
Growth  Fund.  This  exchange  will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization.]

      Shareholders  of Trinity  Large Cap  Growth  Fund  holding  certificates
representing   their   shares  will  not  be  required  to   surrender   their
certificates in connection  with the  reorganization.  However,  former {Class
A}  shareholders of Trinity Large Cap Growth Fund whose shares are represented by outstanding  share  certificates will not be allowed to redeem {or exchange class}[,  transfer  or  pledge]  shares of Growth  Fund  they  receive  in the
Reorganization  until the  {certificates  for the} exchanged Trinity Large Cap
Growth Fund [certificates] have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed  to the Board of  Trustees a  reorganization  of your  Fund,  Trinity
Large Cap Growth  Fund,  with and into  Growth  Fund so that  shareholders  of
Trinity  Large Cap Growth  Fund may  become  shareholders  of a  substantially
larger  fund  advised  by  the  same   investment   advisor   with   generally
historically comparable performance, and investment objectives,  policies, and strategies  very  similar  to those  of  their  current  Fund.  {In  addition, portfolio  management of the  surviving  Growth Fund will be the same one that manages  Trinity  Large Cap Growth Fund.} The Board also  considered  the fact that  the  surviving  fund  has the  potential  for  lower  overall  operating expenses.  In  addition,  the Board  considered  that both Funds have Class A,
Class B, Class C, Class N and Class Y shares  offered  under  identical  sales charge  arrangements.  The Board also considered that the Reorganization would be a tax-free  reorganization,  and there would be no sales charge  imposed in effecting the  Reorganization.  In addition,  due to the  relatively  moderate costs of the  reorganization,  the Boards of both Funds concluded that neither
Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of Trinity Large Cap Growth Fund with and into Growth
Fund is  recommended  by the  Manager  based on the fact that both  Funds have very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Large Cap Growth Fund  approved a  reorganization  transaction  that will,  if approved by shareholders,  result in the transfer of the net assets of Trinity
Large Cap  Growth  Fund to Growth  Fund,  in  exchange  for an equal  value of shares of Growth Fund.  The shares of Growth Fund will then be  distributed to
Trinity Large Cap Growth Fund  shareholders  and Trinity Large Cap Growth Fund will be liquidated.  As a result of the  Reorganization,  you will cease to be a  shareholder  of Trinity Large Cap Growth Fund and will become a shareholder of Growth Fund.  This  exchange  will occur on the Closing Date [(as such term is defined in the  Agreement  and Plan of  Reorganization  attached  hereto as
Exhibit A)] of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Growth  Fund  equal  in value to the  value as of the  Valuation  Date of your
Class A shares of  Trinity  Large Cap  Growth  Fund;  Class B shares of Growth
Fund  equal in value to the  value as of the  Valuation  Date of your  Class B shares of Trinity  Large Cap Growth Fund;  Class C shares of Growth Fund equal in  value to the  value as of the  Valuation  Date of your  Class C shares  of
Trinity  Large Cap Growth  Fund;  Class N shares of Growth Fund equal in value to the value as of the Valuation  Date of your Class N shares of Trinity Large
Cap Growth  Fund;  and Class Y shares of Growth  Fund equal in value as of the
Valuation  Date of your Class Y shares of Trinity  Large Cap Growth Fund.  The shares you receive  will be issued at net asset value  without a sales  charge or the payment of a  contingent  deferred  sales charge  ("CDSC")  although if your  shares of Trinity  Large Cap  Growth  Fund are  subject to a CDSC,  your
Growth Fund shares will continue to be subject to the same CDSC  applicable to your {shares.}  [Trinity Large Cap Growth Fund shares. The period during which you held your Trinity  Large Cap Growth  shares will  carryover to your Growth
Fund shares for purposes of determining applicable holding periods,  including the CDSC holding period.]

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,  the Board of Trinity Large Cap Growth Fund has  determined  that the
Reorganization  is in the best interests of the  shareholders of Trinity Large
Cap Growth Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected  that  shareholders  of Trinity Large Cap Growth Fund who are U.S.  citizens will not recognize any gain or loss for federal  income tax purposes,  as a result of the  exchange  of their  shares for shares of Growth
Fund. You should,  however,  consult your tax advisor regarding the effect, if any, of the  Reorganization  in light of your  individual  circumstances.  You should also consult your tax advisor  about state and local tax  consequences.
For further  information  about the tax  consequences  of the  Reorganization, please  see  the  "Information  About  the  Reorganization--What  are  the  Tax
Consequences of the Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity  Large Cap Growth Fund and Growth Fund have the same  investment objective--to  seek {long-term  growth of} capital  [appreciation].  In seeking their  investment  objectives,  Trinity  Large Cap Growth Fund and Growth Fund utilize a similar  investing  strategy.  Trinity Large Cap Growth Fund invests in common  stocks  that are  included in the S&P  500/Barra  Growth  Index,  a subset of stocks  included in the S&P {Index.  Growth Fund  currently  invests
primarily   in   common   stocks   with   low   price-earnings    ratios   and
better-than-anticipated   earnings.  However,  in  practice,  the  Oppenheimer
Growth  Fund's  investments  are  typically  selected  among stocks in the S&P
500/Barra  Growth  Index} [500 Index.  Growth  Fund looks for  companies  with above-average  earnings growth and revenue  growth].  Trinity Large Cap Growth
Fund is managed with a quantitative  investment  process;  Oppenheimer  Growth
Fund is managed with a fundamental "bottom up" investment style.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of the  Manager.  Trinity  Large  Cap  Growth  Fund is an
open-end diversified  investment  management company {with an unlimited number of authorized  shares of  beneficial  interest}  organized as a  Massachusetts business  trust on January 14, 1998.  It commenced  operations on December 17,
1998. Trinity Large Cap Growth Fund is governed by a Board of Trustees,  which
is   responsible   for  protecting   the  interests  of   shareholders   under
Massachusetts  law.  Trinity  Large Cap Growth  Fund is located at 498 Seventh
Avenue, New York, New York 10018.

      Growth  Fund{,}  is  an  open-end,   diversified  investment  management
company  {with  an  unlimited  number  of  authorized   shares  of  beneficial
interest}  organized as a Maryland  corporation  in 1972 and  reorganized as a
Massachusetts  business  trust in July 1988. It commenced  operations on March
15,  1973.  Growth  Fund  is  governed  by  a  Board  of  Trustees,  which  is responsible for protecting the interests of shareholders  under  Massachusetts law.  Growth  Fund is  located  at 498  Seventh  Avenue,  New  York,  New York
10018.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor  to both  Funds.  The  members  of the  portfolio management  team for  Trinity  Large Cap  Growth  Fund,  Blake Gall and Daniel
Burke,  are  employees  of  Trinity  Investment  Management  Corporation,  the
{fund's} [Fund's]  Sub-Advisor.  They have been the portfolio managers for the
Fund since the Fund's commencement of operations on September 1, 1999.

      The portfolio  manager for Growth Fund is Bruce  Bartlett.  Mr. Bartlett is a Vice President of the Fund and of the Manager and is a portfolio  manager of other  Oppenheimer  funds. Mr. Bartlett became the Fund's portfolio manager on  December  22,  1998.  Prior to  joining  the  Manager in April  1995,  Mr.
Bartlett  was a Vice  President  and Senior  Portfolio  Manager  with First of
America Investment Corporation.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses of each Fund and those  {expected}  [Expected]
after the Reorganization?

      Trinity  Large Cap  Growth  Fund and  Growth  Fund each pay a variety of
expenses  directly  for  management  of  their  assets,   administration   and
distribution  of  their  shares  and  other   services.   Those  expenses  are
subtracted  from each Fund's  assets to  calculate  the  {fund's}  [respective
Fund's]  net  asset  values  per  share.   Shareholders   pay  these  expenses
indirectly.   Shareholders  pay  other  expenses   directly,   such  as  sales
charges.

The following  tables are provided to help you understand and compare the fees and expenses of investing in shares of Trinity  Large Cap Growth Fund with the fees and  expenses  of  investing  in  shares of  Growth  Fund.  The pro forma expenses  of the  surviving  Growth Fund show what the fees and  expenses  are expected  to be after  giving  effect  to the  Reorganization.  { All  amounts shown are a percentage of net assets of each class of shares of the Funds.}

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class A  Surviving Growth
                       Growth Fund         Shares               Fund Class A shares
                       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%                0.65%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.23%               0.23%                0.23%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             0.93%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.91%               1.34%                1.34%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class B  Surviving Growth
                       Growth Fund Class   Shares               Fund Class B shares
                       B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%                0.65%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.01%               0.47%                0.47%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.76%               2.12%                2.12%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Large Cap   Growth Fund Class   Surviving Growth
                       Growth Fund         C Shares            Fund
                       Class C Shares                          Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.94%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.69%               2.10%               2.10%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class N  Surviving Growth
                       Growth Fund Class   Shares               Fund Class N
                       N shares                                 shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             1.01%               0.11%               0.11%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.26%               1.26%               1.26%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class Y  Surviving Growth
                       Growth Fund         Shares               Fund Class Y Shares
                       Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.34%               0.53%               0.53%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.09%               1.18%               1.18%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal  expenses  [and are based on,  among other  things,  the fees the
   Funds  would  have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
   0.25% of  average  daily  net  assets  per  fiscal  year for Class Y shares effective  January 1, 2001 through October 31, 2002, 0.35% of average daily net assets per fiscal year for Class Y shares  effective  November 1, 2002, and  0.35% of  average  daily  net  assets  per  fiscal  year for all other classes effective October 1, 2001].
5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

{The 12b-1 fees for Class A shares of both  Trinity  Large Cap Growth Fund and
Growth  Fund are  service  plan fees  which are a maximum  of 0.25% of average annual net  assets of Class A shares.  The 12b-1 fees for Class B, Class C and
Class N shares of both  Funds are  Distribution  and  Service  Plan fees which include  a  service  fee  of  0.25%  of  average  annual  net  assets,  and an asset-based  sales  charge  for  Class B and  Class C shares  of 0.75%  and an asset-based  sales  charge  of 0.25% for  Class N shares  of the  average  net assets. }

Examples

      These  examples  below  are  intended  to help you  compare  the cost of investing  in  each  Fund  and  the  proposed  surviving  Growth  Fund.  These examples assume an annual return for each class of 5%, the operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses  if you sold your  shares  after the number of years shown
[or held  your  shares  for the  number  of  years  shown  without  redeeming, according to the following examples].

12 Months Ended 3/31/03
-----------------------
                        Trinity Large Cap Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $758            $1,141          $1,547         $2,679
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $779            $1,156          $1,659         $2,6991
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $372            $835            $1,425         $3,022
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $329            $706            $1,210         $2,595
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $111            $347            $601           $1,329
-----------------------------------------------------------------------------------------

                        Trinity Large Cap Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $758            $1,141          $1,547         $2,679
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $279            $856            $1,459         $2,6991
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $272            $835            $1,425         $3,022
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $229            $706            $1,210         $2,595
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $111            $347            $601           $1,329
-----------------------------------------------------------------------------------------

                                 Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $715            $964            $1,339         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $313            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $228            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                                 Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $215            $664            $1,139         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $213            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $128            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                       Pro Forma Surviving Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $715            $964            $1,339         $2,070 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $313            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $228            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                       Pro Forma Surviving Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $215            $664            $1,139         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $213            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $128            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------
In the  {first}["If  shares  are  redeemed"]  example,  expenses  include  the initial  sales  charge for Class A and the  applicable  Class B, Class C, {or}
[and] Class N contingent  deferred sales charge.  In the  {second}["If  shares are  redeemed"]  example,  the Class A expenses  include the  [initial]  sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares  automatically  convert to Class A after 6 years.  [There are no sales charges for Class Y shares.]

Where can I find more financial information about the Funds?

      Performance  information  for both  Growth  Fund and  Trinity  Large Cap
Growth Fund is set forth in each  Fund's  Prospectus  under the  section  "The
Fund's  Past   Performance."   Growth  Fund's   Prospectus   accompanies  this
{Prospectus/Proxy}  [Prospectus  and Proxy]  Statement and is  incorporated by reference.

      The financial statements of Growth Fund and additional  information with respect  to its  performance  during its fiscal  year ended  August 31,  2002, including a discussion  of factors that  materially  affected its  performance and relevant market conditions,  is set forth in Growth Fund's Annual {Report}
and Semi-Annual  {Report} [Reports],  dated as of August 31, 2002 and February
28, 2003,  respectively,  that are {included in the} [part of] Proxy Statement
of  Additional  Information  and  incorporated  herein  by  reference.   {This
document  is} [These  documents  are]  available  upon  request.  See  section entitled "Information About Growth Fund."

      The   financial   statements  of  Trinity  Large  Cap  Growth  Fund  and
additional  information  with  respect  to the Fund's  performance  during its fiscal year ended July 31, 2002 (and the six month  semi-annual  period  ended
January 31, 2003),  including a discussion of factors that materially affected its performance and relevant market conditions,  is set forth in Trinity Large
Cap Growth  Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January  31,  2003,  respectively,  that are  {included  in} [part of] the
Proxy  Statement  of  Additional   Information  and  incorporated   herein  by
reference.  These documents are available upon request.  See section  entitled
"Information About Trinity Large Cap Growth Fund."

      {How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each Fund as of December 31st for each of the full  calendar  years since each
Fund's  inception;  and (ii) a table  showing  how the  average  annual  total returns of each Funds' shares,  both before and after taxes,  compare to those of a  borad-based  market index.  The  after-tax  returns are show for Class A shares of each  Fund only and are  calculated  using  the  historical  highest individual  federal  marginal  income tax rates in effect  during the  periods show,  and do not reflect the impact of state or local  taxes.  The  after-tax returns  for the other  classes of shares  will vary.  In certain  cases,  the figure  representing  "Return  After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other  return  figures for the same  period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption and translates  into an assumed tax deduction  that benefits the  shareholder.
The after-tax returns are calculated based on certain assumptions  mandated by regulation  and your actual  after-tax  returns  may differ from those  shown, depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant  to  investors  who hold  their  fund  shares  through tax-deferred  arrangements  such as 401(k)  plans or IRAs or to  institutional investors  not subject to tax.  The Fund's past  investment  performance  both before and after taxes,  is not necessarily an indication of how the Fund will perform in the future.

      Calendar year average  annual total returns for the Funds for the period ended December 31, 2002, are as follows:

      [See  appendix  to  prospectus/proxy  statement  for  data in bar  chart showing annual total returns for Oppenheimer Trinity Large Cap Growth Fund.]

      Sales  charges are not  included in the  calculations  of return in this bar chart,  and if those charges were  included,  the returns may be less than those shown.
      For the period from 1/1/03 through  3/31/03 the  cumulative  return (not annualized) for Class A shares before taxes was 0.96%.
      During  the  period  shown in the bar  chart,  the  highest  return  for
Oppenheimer  Trinity  Large Cap Growth  Fund (not  annualized)  for a calendar quarter was 20.49% (4th Q'99) and the lowest  return  (not  annualized)  for a calendar quarter was 22.44% (4th Q00).

      [See  appendix  to  prospectus/proxy  statement  for  data in bar  chart showing annual total returns for Oppenheimer Growth Fund.]

      Sales  charges are not  included in the  calculations  of return in this bar chart,  and if those charges were  included,  the returns may be less than those shown.
      For the period from 1/1/03 through  3/31/03 the  cumulative  return (not annualized) for Class A shares before taxes was 0.85%.
      During  the  period  shown in the bar  chart,  the  highest  return  for
Oppenheimer  Growth Fund (not  annualized)  for a calendar  quarter was 30.16%
(4Q'99) and the lowest  return  (not  annualized)  for a calendar  quarter was
-25.55% (4Q'00).

      Average  annual  total  returns for the Funds for the period ended March
31, 2002 are as follows:

      Trinity  Large Cap Growth Fund Past 1-year Past  5-years  Past  10-years
Trinity Large Cap Growth Fund Class A Shares  Return  Before Taxes  (inception
12/17/98) -26.34% -10.20%* N/A Class A Shares Return After Taxes
       -26.34% -11.00%*  N/A
      Class A Shares  Return  After  Taxes on  Distributions  and Sale of Fund
Shares
      -16.04%
      -8.07%*
      N/A S&P 500 Barra  Growth  Index  (from  12/31/98)  -23.59%  -9.65%  N/A
Trinity Large Cap Growth Fund Class B (inception  3/1/99) -26.26% -11.75%* N/A
Trinity  Large Cap Growth Fund Class C (inception  3/01/99)  -23.16%  -11.12%*
N/A  Trinity  Large  Cap  Growth  Fund  Class  N  (inception  3/1/01)  -22.83%
-18.40%*  N/A  Trinity  Large  Cap  Growth  Fund  Class Y  (inception  9/1/99)
-21.38%  -8.39%*  N/A Growth Fund  Growth  Fund Class A Shares  Return  Before
Taxes  (inception  3/15/73)  -29.98%  -5.24% 4.69% Class A Shares Return After
Taxes   -29.98%   -6.27%   2.68%  Class  A  Shares   Return   After  Taxes  on
Distributions and Sale of Fund Shares
      -18.25%
      -3.85%
      3.49% S&P 500 Index (from  12/31/92)  -22.09%  -0.58%  9.34% Growth Fund
Class  B  (inception  8/17/93)  -30.05%  -5.18%  5.24%*  Growth  Fund  Class C
(inception  11/1/95)  -27.08%  -4.86%  1.75%*  Growth Fund Class N  (inception
3/1/01)  -25.49%  -21.40%* N/A Growth Fund Class Y (inception  6/1/94) -25.60%
-3.88% 5.93%* *Or life-of-class

      Average  annual  total  returns for the Funds for the period ended March
31, 2003 are as follows:

      Trinity  Large Cap Growth Fund Past 1-year  Past  5-years  Past 10 years
Trinity Large Cap Growth Fund Class A Shares  Return  Before Taxes  (inception
12/17/98)  -26.31%  -9.84%  N/A  Class A Shares  Return  After  Taxes  -26.31%
-10.59%* N/A Class A Shares  Return After Taxes on  Distributions  and Sale of
Fund Shares
      -16.16%
      -7.77%*
      N/A S&P BARRA Growth Index (from  12/31/98)  -23.61%  -9.29% N/A Trinity
Large Cap Growth Fund Class B (inception  3/1/99) -26.29% -11.16%* N/A Trinity
Large Cap Growth Fund Class C (inception  3/1/99) -23.29% -10.76%* N/A Trinity
Large Cap Growth Fund Class N (inception  3/1/01) -22.83% -16.84%* N/A Trinity
Large Cap Growth Fund Class Y (inception 12/17/98) -21.34% -8.12%* N/A
      Growth   Fund   Growth  Fund  Class  A  Shares   Return   Before   Taxes
(inception  9/16/85)  -28.19%  -7.15% 4.62% Class A Shares  Return After Taxes
-28.19%  -8.16% 2.61% Class A Shares Return After Taxes on  Distributions  and
Sale of Fund Shares-17.31%  -5.29% 3.45% S&P 500 Index (from 12/31/92) -24.75%
-3.76% 8.53% Growth Fund Class B (inception  10/2/95)  -28.20%  -7.07%  5.01%*
Growth Fund Class C  (inception  5/1/96)  -25.20%  -6.78%  1.55%*  Growth Fund
Class  N  (inception   3/1/01)  -23.85%  -19.60%*  N/A  Growth  Fund  Class  Y
(inception 12/16/96)  -23.68%  -5.81% 5.66%* *Or life-of-class.
      The  Funds'  average  annual  total  returns  in the table  include  the applicable  sales  charges:  for  Class A shares  of each  Fund,  the  current maximum  initial  sales  charge  is 5.75%;  for Class B shares of  Oppenheimer
Trinity Large Cap Growth Fund,  the  contingent  deferred  sales charges is 5%
(1-year),  4%  (2-years)  and  3%  (life-of-class);  for  Class  B  shares  of
Oppenheimer  Growth  Fund,  the  contingent   deferred  sales  charges  of  5%
(1-year),  4% (2-years),  3% (3 years),  3% (4 years),  2% (5 years) and 1% (6 years);  and for Class C and Class N of each fund, the 1% contingent  deferred sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"  performance does not include the contingent  deferred sales charge and uses Class A performance for the period after conversion.  There is no sales charge on Class Y shares.  The
Funds' returns  measure the  performance of a hypothetical  account and assume that all  dividends and capital gains  distributions  have been  reinvested in additional  shares.  The  performance of the Funds' Class A shares is compared to the S&P  500/Barra  Growth  Index,  which are  unmanaged  indices of equity securities.  Index  performance  reflects the  reinvestment of income but does not consider the effect of transaction  costs,  fees,  expenses or taxes.  The
Funds may have investments that vary from those in the index.

      What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are identical.

      Trinity  Large Cap  Growth  Fund  Growth  Fund  0.75% of the first  $200 million  0.75% of the first $200 million  0.72% of the next $200 million 0.72%
of the next  $200  million  0.69% of the next $200  million  0.69% of the next
$200  million  0.66% of the next $200  million  0.66% of the next $200 million
0.60% in  excess  of $800  million  0.60% of the next  $700  million  0.58% of the next  $1.0  billion  0.56% of the next  $2.0  billion  0.54% in  excess of
$4.5 billion Based on average annual net assets of the respective Fund.

      The  management  fee for  Trinity  Large Cap Growth  Fund for the twelve months  ended March 31,  2003 was 0.75% of the  average  annual net assets for each  class of  shares.  The  management  fee for  Growth  Fund for the twelve months  ended March 31,  2003 was 0.65% of the  average  annual net assets for each  class of  shares.  The  12b-1  distribution  plans  for both  Funds  are substantially similar.  However, the other expenses the Funds incur, including transfer  agent  fees and  custodial,  accounting  and  legal  expenses,  have differed,  with  Growth  Fund's  "Other  Expenses"  being  less than  those of
Trinity Large Cap Growth Fund because Growth Fund is the significantly  larger fund.

       Management Fee Distribution
      and/or 12b-1 Fees1 Other Expenses Total Annual
      Operating Expense Trinity Large Cap Growth Fund Class A shares
      (12 months ended 3/31/03) 0.75%

       0.23% 0.93% 1.91% Growth Fund Class A Shares
      (12 months ended  3/31/03)  0.65% 0.23% 0.46% 1.34% Pro Forma - Combined
at 3/31/03 0.65% 0.23% 0.46% 1.34% "Other  Expenses"  include  transfer  agent fees and  custodial,  accounting  and legal expenses the Funds pay. This chart is for illustrative purposes only.
      1.  Class A shares  12b-1 fee is not full 25 basis  points due to monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for Growth Fund on March 31, 2003 were
$1,410,745,297  as compared to $33,022,245  for Trinity Large Cap Growth Fund.
Effective upon the Closing of the Reorganization,  the management fee rate for
Growth  Fund is  expected  to be 0.65% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other
Expenses"  of the  surviving  Fund are  expected  to be the same as the "Other
Expenses" of Growth Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives and Policies How do the Account  Features and Shareholder  Services
for the Funds Compare?"

      Transfer  Agency and Custody  Services  Both Funds  receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying agent.  It acts on a fixed fee basis for both Funds.  The terms of the  transfer  agency  agreement  for both
Funds are substantially similar.

      Citibank,  N.A. is the Custodian  Bank for Trinity Large Cap Growth Fund
and Growth  Fund.  They are  located at 111 Wall  Street,  New York,  New York
10005.

      Distribution   Services   OppenheimerFunds    Distributor,   Inc.   (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A shares of the respective  Funds.  Under the Class A Service Plans,  payment is made  quarterly  at an annual  rate that may not exceed  0.25% of the  average annual net assets of Class A shares of the respective  Funds.  The Distributor currently  uses all of those fees to compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and maintenance  of  accounts of their  customers  that hold Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies  How do the Account  Features  and  Shareholder  Services for the
Funds Compare?"

      Purchases,  Redemptions,  Exchanges and other Shareholder  Services Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
How do the Account Features and Shareholder Services for the Funds Compare?"

      Dividends and Distributions Both Funds declare dividends  separately for each  class of  shares  from net  investment  income  annually  and pay  those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies  How do the Account  Features  and  Shareholder  Services for the
Funds Compare?"

      What are the Principal Risks of an Investment in Growth Fund?

      As with most  investments,  investments in Growth Fund and Trinity Large
Cap  Growth  Fund  involve  risks.  There  can be no  guarantee  against  loss resulting  from an investment  in either Fund,  nor can there be any assurance that either Fund will achieve its investment  objective.  The risks associated with an  investment  in each  Fund are  similar.  Because  both  Funds  invest primarily  in stocks of U.S.  companies,  the value of each  Fund's  portfolio will be  affected  by  changes  in the  U.S.  stock  markets.  The  prices  of individual stocks do not all move in the same direction  uniformly at the same time. A particular  company's  stock price can be affected by a poor  earnings report,  loss of major  customers,  major litigation  against the company,  or changes in government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Risk Factors  Associated  with  Investments  in the Funds?"  under the heading
"Comparison of Investment Objectives and Policies."

      REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Large Cap Growth Fund
held April 17,  2003,  the Board  considered  whether to approve the  proposed
Reorganization  and reviewed and  discussed  with the Manager and  independent legal counsel the materials  provided by the Manager  relevant to the proposed
Reorganization.  Included in the materials was information with respect to the
Funds'  respective  investment  objectives  and  policies,   management  fees,
distribution  fees and other operating  expenses,  historical  performance and asset size.

      The Board  reviewed  information  demonstrating  that Trinity  Large Cap
Growth Fund is a relatively  smaller fund with  approximately  $33,022,245  in net assets as of March 31, 2003. The Board  anticipates that Trinity Large Cap
Growth  Fund's  assets  will not  increase  substantially  in size in the near future.  In comparison,  Growth Fund had  approximately  $1,410,745,297 in net assets as of March 31, 2003.  After the  Reorganization,  the  shareholders of
Trinity Large Cap Growth Fund would become  shareholders of a larger fund that is  anticipated  to have lower overall  operating  expenses than Trinity Large
Cap Growth Fund.  Economies of scale may benefit shareholders of Trinity Large
Cap Growth Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board noted that Growth Fund's  management fee is currently the same as that of Trinity  Large Cap Growth  Fund.  The Board  also  considered  that
Growth  Fund's  performance  has been  similar  to that of  Trinity  Large Cap
Growth Fund.

      The Board  considered  that if the  reorganization  is approved,  Growth
Fund would change its name to  "Oppenheimer  Growth Fund" and would  benchmark itself  to the  S&P  500  Index  Fund.  The  Board  considered  the  Manager's representation  that the end  result of the  reorganization  will be a larger, style-specific  fund in  Lipper's  Large Cap Growth  Fund  category  that will better fit the quantitative investment process already used by Growth Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both  Funds are  identical  and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The Board  concluded  that Trinity Large Cap Growth
Fund's  participation  in the transaction is in the best interests of the Fund and that the  Reorganization  would not result in a dilution of the  interests of existing shareholders of Trinity Large Cap Growth Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Large Cap Growth Fund  deemed  relevant, the  Board,  including  the  Trustees  who are not  "interested  persons"  (as defined in the  Investment  Company  Act) of either  Trinity  Large Cap Growth
Fund or the Manager (the  "Independent  Trustees"),  unanimously  approved the
Reorganization  and the  Reorganization  Agreement  and voted to recommend its approval to the shareholders of Trinity Large Cap Growth Fund.

      The Board of Growth Fund also determined that the  Reorganization was in the best  interests of Growth Fund and its  shareholders  and that no dilution would result to those  shareholders.  Growth Fund  shareholders do not vote on the  Reorganization.  The  Board of Growth  Fund,  including  the  Independent
Trustees,  unanimously  approved  the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Large
Cap Growth Fund,  recommends that you vote FOR the  Reorganization  Agreement.
If  shareholders  of  Trinity  Large  Cap  Growth  Fund  do  not  approve  the
Reorganization Agreement, the Reorganization will not take place.

      INFORMATION ABOUT THE REORGANIZATION

      This is only a summary of the Reorganization  Agreement. You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

      How Will the Reorganization be Carried Out?

      If the  shareholders  of  Trinity  Large Cap  Growth  Fund  approve  the
Reorganization  Agreement,  the  Reorganization  will take place after various conditions  are  satisfied  by Trinity  Large Cap Growth Fund and Growth Fund,
including  delivery  of  certain  documents.  The  closing  date is  presently scheduled  for  September  20,  2003  and  the  Valuation  Date  is  presently scheduled for September 19, 2003.

      If   shareholders   of  Trinity   Large  Cap  Growth  Fund  approve  the
Reorganization  Agreement,  Trinity  Large Cap  Growth  Fund will  deliver  to
Growth Fund  substantially all of its assets on the closing date. In exchange, shareholders  of Trinity  Large Cap Growth Fund will receive Class A, Class B,
Class C Class N and Class Y Growth  Fund shares that have a value equal to the dollar  value of the  assets  delivered  by Trinity  Large Cap Growth  Fund to
Growth Fund.  Trinity  Large Cap Growth Fund will then be  liquidated  and its outstanding  shares will be  cancelled.  The stock  transfer  books of Trinity
Large Cap Growth Fund will be  permanently  closed at the close of business on the Valuation Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by Trinity Large Cap Growth Fund.  Redemption  requests  received after that time will be considered requests to redeem shares of Growth Fund.

      Shareholders  of Trinity  Large Cap Growth  Fund who vote their Class A,
Class B,  Class C,  Class N and Class Y shares in favor of the  Reorganization will be electing in effect to redeem their shares of Trinity  Large Cap Growth
Fund at net asset value on the Valuation Date,  after Trinity Large Cap Growth
Fund subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B,
Class C,  Class N and Class Y shares of Growth  Fund at net asset  value.  The cash  reserve is that amount  retained by Trinity  Large Cap Growth Fund which is deemed  sufficient  in the  discretion  of the Board for the payment of the
Fund's  outstanding  debts and  expenses  of  liquidation.  Growth Fund is not assuming  any  debts of  Trinity  Large  Cap  Growth  Fund  except  debts  for unsettled  securities  transactions  and  outstanding  dividend and redemption checks.  Trinity Large Cap Growth Fund will recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Large Cap Growth Fund shall:  (a) either pay or make  provision for all of its debts and  taxes;  and (b) either (i)  transfer  any  remaining amount of the cash reserve to Growth  Fund,  if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the shareholders  of Trinity  Large Cap Growth Fund who were  shareholders  on the
Valuation  Date.  The  remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting  the  estimated  expenses  of the distribution,  equals or  exceeds  one cent per share of the number of Trinity
Large Cap Growth Fund shares  outstanding  on the Valuation  Date. If the cash reserve is  insufficient  to satisfy  any of Trinity  Large Cap Growth  Fund's liabilities,  the Manager will assume  responsibility for any such unsatisfied liability.  Within one year after the Closing  Date,  Trinity Large Cap Growth
Fund will complete its liquidation.

      Under the  Reorganization  Agreement,  either  Trinity  Large Cap Growth
Fund or Growth Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no liability  for damages or other  recourse available to the other Fund, provided,  however, that in the event that one of the Funds terminates this Agreement  without  reasonable cause, it shall, upon demand,  reimburse  the  other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without shareholder approval. They may also agree to terminate and abandon the  Reorganization at any time before or, to the extent permitted by law,  after the  approval of  shareholders  of Trinity  Large Cap
Growth Fund.

      Who Will Pay the Expenses of the Reorganization?

      The  Funds  will bear the cost of their  respective  tax  opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses  associated with the
Reorganization will be paid by the Funds in the amounts incurred by each.

      What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from Trinity Large Cap Growth Fund and Growth Fund, it is  expected to be the  opinion of KPMG LLP,  tax advisor to Trinity  Large
Cap Growth Fund,  that  shareholders of Trinity Large Cap Growth Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Growth Fund, and that  shareholders  of
Growth Fund will not  recognize any gain or loss upon receipt of Trinity Large
Cap Growth Fund's assets. If this type of tax opinion is not forthcoming,  the
Fund may still  choose to go  forward  with the  merger,  pending  shareholder approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Large Cap Growth Fund will pay a  dividend  which will have the  effect of  distributing  to Trinity
Large Cap Growth  Fund's  shareholders  all of Trinity Large Cap Growth Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any  deduction  for  dividends paid) and all of its net capital  gains,  if any,  realized  in taxable  years ending on or prior to the Closing  Date  (after  reduction  for any  available capital loss  carry-forward).  Such  dividends will be included in the taxable income of Trinity Large Cap Growth Fund's  shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

      What  should I know about Class A, Class B, Class C, Class N and Class Y shares of Growth Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B, Class C, Class N and/or  Class Y shares of Growth  Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Large Cap Growth Fund,  respectively,  in connection with the Reorganization.  Each share will be fully paid and nonassessable when issued will have no preemptive or conversion  rights and will be  transferable on the books of Growth  Fund.  Each Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations,  and provides for  indemnification  and reimbursement of expenses out of its  property  for  any  shareholder  held  personally  liable  for its obligations.  Neither Fund  permits  cumulative  voting.  The shares of Growth
Fund will be recorded  electronically in each  shareholder's  account.  Growth
Fund  will then  send a  confirmation  to each  shareholder.  Shareholders  of
Trinity Large Cap Growth Fund holding  certificates  representing their shares will not be required to surrender  their  certificates  in connection with the reorganization.  However,  former Class A  shareholders  of Trinity  Large Cap
Growth Fund whose shares are  represented  by outstanding  share  certificates will not be allowed to redeem or  exchange  class  shares of Growth  Fund they receive  in the  Reorganization  until  the  certificates  for  the  exchanged
Trinity Large Cap Growth Fund have been returned to the Transfer Agent.

      Like Trinity Large Cap Growth Fund,  Growth Fund does not routinely hold annual shareholder meetings.}

What are the  capitalizations  of the  Funds  and  what  {might}  [would]  the capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity  Large Cap  Growth  Fund and  Growth  Fund [as of March 31,  2003] and
indicates  the pro forma  combined  capitalization  as of March 31, 2003 as if the  Reorganization  had occurred on that date. [As of May 30, 2003, the value of the assets of Trinity  Large Cap Growth Fund was less than 10% of the value of the assets of Growth Fund.] {Net Asset}

                                                                  {Shares
Growth} [Net Asset
                                                Shares                  Value]
                              Net Assets        Outstanding       Per Share

Trinity Large Cap Growth Fund
      Class A                 $16,197,254       2,614,515         $6.20
      Class B                 $11,610,864       1,937,847         $5.99
      Class C                 $4,704,804           785,194        $5.99
      Class N                 $395,208               64,247       $6.15
      Class Y                 $114,115               18,008       $6.34
      TOTAL             $33,022,245                5,419,811

Growth Fund
      Class A                 $1,022,985,552         46,002,874         $22.24
      Class B                 $256,756,346                12,310,904
$20.86
      Class C                 $68,159,153       3,214,405         $21.20
      Class N                 $5,465,885           245,260        $22.29
      Class Y                 $57,378,361       2,573,084               $22.30
      TOTAL             $1,410,745,297         64,346,527

Growth Fund
(Pro Forma Surviving Fund)[*]
      Class A                 $1,039,182,806    46,731,252        $22.24
      Class B                 $268,367,210            12,867,619        $20.86
      Class C                 $72,863,957         3,436,285       $21.20
      Class N                 $5,861,093            262,993       $22.29
      Class Y                 $57,492,476        2,578,201        $22.30
      TOTAL             $1,443,767,542           65,876,350

*Reflects the issuance of {728,378}  [$16,197,254]  Class A shares,  {556,715}
[$11,610,864] Class B shares,  {221,880} [$4,704,804] Class C shares, {17,773}
[$395,208]  Class N shares  and  {5,117}  [$114,115]  Class Y shares of Growth
Fund in a tax-free  exchange  for the net  assets of Trinity  Large Cap Growth
Fund{, aggregating 33,022,245. } [aggregating $33,022,245.

How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each  Fund as of  December  31st  for each of the full  calendar  years  since
Trinity  Large Cap Growth Fund's  inception and 10 years for Growth Fund;  and
(ii) a table  showing  how the  average  annual  total  returns of each Fund's shares, both before and after taxes,  compare to those of a broad-based market index.  The  after-tax  returns  are show for Class A shares of each Fund only and are calculated using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state or local taxes.  The  after-tax  returns for the other classes of shares will vary. In certain cases, the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set  forth  below  are  not  relevant  to investors who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The
Fund's  past  investment  performance  both  before  and after  taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns for  Oppenheimer  Trinity  Large Cap Growth Fund (Class
A)(as of 12/31/02):

Calendar          Annual
Year              Total
Ended                    Returns

12/31/99          30.83%
12/31/00          -22.99%
12/31/01          -19.50%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -0.96%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Large Cap Growth Fund (not annualized) for a calendar quarter was
20.49% (4th Q'99) and the lowest return (not annualized) for a calendar quarter was -22.44% (4th Q00).

Annual Total Returns for Oppenheimer Growth Fund (Class A)(as of 12/31/02):

Calendar          Oppenheimer
Year              Growth Fund
Ended             Class A Shares
-----             --------------

12/31/01                -24.54%
12/31/00                -11.16%
12/31/99                46.73%
12/31/98                10.95%
12/31/97                18.12%
12/31/96                23.46%
12/31/95                34.95%
12/31/94                2.38%
12/31/93                2.72%
12/31/92                13.37%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -0.85%.
During the period shown in the bar chart, the highest return for Oppenheimer
Growth Fund (not annualized) for a calendar quarter was 30.16% (4Q'99) and the lowest return (not annualized) for a calendar quarter was -25.55% (4Q'00).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund                Past 1-year     Past        Past
                                                            5-years    10-years
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class A        -26.34%      -10.20%*      N/A
Shares Return Before Taxes (inception
12/17/98)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on         -26.34%      -11.00%*       N/A
Distributions

----------------------------------------------------------------------------------

Class A Shares Return After Taxes on

----------------------------------------------------------------------

                  -16.04%                    -8.07%*      N/A
----------------------------------------------------------------------
----------------------------------------------------------------------------------
S&P 500 Barra Growth Index (from 12/31/98)     -23.59%    -9.65%*     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  B   -26.26%    -11.75%*    N/A
(inception 3/1/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  C   -23.16%    -11.12%*       N/A
(inception 3/01/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  N   -22.83%    -18.40%*       N/A
(inception 3/1/01)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  Y   -21.38%    -8.39%*        N/A
(inception 9/1/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class A Shares Return Before     -29.98%      -5.24%        4.69%
Taxes (inception 3/15/73)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on         -29.98%      -6.27%         2.68%
Distributions
----------------------------------------------------------------------------------

----------------------------------------------------------------------

                  -18.25%                    -3.85%         3.49%
----------------------------------------------------------------------
----------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                  -22.09%    -0.58%        9.34%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class B (inception 8/17/93)        -30.05%    -5.18%        5.24%*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class C (inception 11/1/95)        -27.08%    -4.86%        1.75%*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class N (inception 3/1/01)         -25.49%     -21.40%*       N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class Y (inception 6/1/94)         -25.60%      -3.88%      5.93%*
----------------------------------------------------------------------------------
*Life-of-class

Average  annual  total  returns for the Funds for the periods  ended March 31,
2003 are as follows:

-----------------------------------------------------------------------------------
                                             Past 1-year  Past        Past      10
Trinity Large Cap Growth Fund                             5-years     years
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class A          -26.31%      -9.84%*       N/A
Shares Return Before Taxes (inception
12/17/98)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on           -26.31%     -10.59%*       N/A
Distributions
-----------------------------------------------------------------------------------

----------------------------------------------------------------------

                  -16.16%                      -7.77%*        N/A
----------------------------------------------------------------------
-----------------------------------------------------------------------------------
S&P BARRA Growth Index (from 12/31/98)         -23.61%      -9.29%*       N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class B          -26.29%     -11.16%*       N/A
(inception 3/1/99)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class C          -23.29%     -10.76%*       N/A
(inception 3/1/99)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class N          -22.83%     -16.84%*       N/A
(inception 3/1/01)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  Y   -21.34%      -8.12%*       N/A
(inception 12/17/98)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Growth Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class A Shares Return Before       -28.19%      -7.15%       4.62%
Taxes (inception 9/16/85)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on           -28.19%      -8.16%       2.61%
Distributions
-----------------------------------------------------------------------------------

----------------------------------------------------------------------
                  -17.31%                       -5.29%       3.45%
----------------------------------------------------------------------
-----------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                  -24.75%      -3.76%       8.53%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class B (inception 10/2/95)        -28.20%      -7.07%       5.01%*
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class C (inception 5/1/96)          -25.20%     -6.78%       1.55%*
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class N (inception 3/1/01)          -23.85%    -19.60%*       N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class Y (inception 12/16/96)        -23.68%     -5.81%       5.66%*
-----------------------------------------------------------------------------------
*Life-of-class.
The Funds' average annual total returns in the table include the applicable sales charges: for Class A shares of each Fund, the current maximum initial sales charge is 5.75%; for Class B shares of Oppenheimer Trinity Large Cap
Growth Fund, the contingent deferred sales charges is 5% (1-year), 4%
(2-years) and 3% (life-of-class); for Class B shares of Oppenheimer Growth
Fund, the contingent deferred sales charges of 5% (1-year), 4% (2-years), 3%
(3- years  and 4-years), 2% (5-years) and 1% (6-years); and for Class C and
Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The Funds' returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Funds' Class A shares is compared to the S&P
500/Barra Growth Index, which are unmanaged indices of equity securities.
Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, fees, expenses or taxes. The Funds may have investments that vary from those in the index.

How Has The Fund Performed?  Below is a discussion by  OppenheimerFunds,  Inc.
of Growth  Fund's  performance  during its fiscal year ended  August 31, 2002, followed by a graphical  comparison  of the Growth  Fund's  performance  to an appropriate broad-based market index.

Management's Discussion Of Performance.  During the one-year period that ended
August 31, 2002,  Growth Fund  outperformed  its benchmark and the majority of its peers amid  widespread  declines in stock prices.  We attribute the Fund's above-average  performance to a disciplined  investment  strategy that focused on the quality and  sustainability of a company's  growth,  rather than on the sheer  magnitude  of  its  growth.  The  Fund's  best-performing  stocks  were concentrated in the health care area,  particularly among health care services and medical products  companies.  Other attractive areas of investment  proved to be consumer products companies and market-sensitive  financials. The Fund's relative  performance  was hurt by declines in capital goods  holdings,  cable industry  holdings,  and individual stocks in a variety of other sectors.  The
Fund's portfolio and our management strategies are subject to change.

Comparing The Fund's  Performance  To The Market.  The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of the Fund held until fiscal  year-end  August 31, 2002. In the case of Class
A shares,  performance  is  measured  over a ten year  period;  in the case of
Class B shares,  from the  inception of the class on August 17,  1993;  in the case of Class C shares,  performance  is measured  from the  inception  of the class on  November  1,  1995;  in the case of Class N shares,  performance  is measured  from  inception  of the class on March 1,  2001;  and in the case of
Class Y shares,  from the  inception of the class on June 1, 1994.  The Fund's performance  reflects  the  deduction of the maximum  initial  sales charge on
Class A shares,  the applicable  contingent  deferred sales charge on Class B,
Class C and Class N shares,  and  reinvestment  of all  dividends  and capital gains  distributions.  The graphs do not reflect  deduction of income taxes on an individual's  investment,  which may reduce an investor's actual investment returns on income or gains paid by the Fund.

The Fund's  performance  is  compared  to the  performance  of the  Standard &
Poor's  (S&P) 500  Index,  a  broad-based  index of equity  securities  widely regarded  as  a  general  measure  of  the  performance  of  the  U.S.  equity securities  market.  Index performance  reflects the reinvestment of dividends but does not consider the effect of capital gains or  transaction  costs,  and none  of the  data in the  graphs  shows  the  effect  of  taxes.  The  Fund's performance  reflects  the effect of Fund  business  and  operating  expenses.
While index  comparisons  may be useful to provide a benchmark  for the Fund's performance,  it must be noted that the Fund's  investments are not limited to the securities in the index shown.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1992              $9,425               $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1992              $9,977               $10,315
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1992              $11,173              $10,834
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1993              $11,153              $11,306
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1993              $11,016              $11,361
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $11,233              $11,653
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $11,476              $11,923
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $11,228              $11,472
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $11,045              $11,520
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $11,783              $12,082
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $11,749              $12,080
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $12,882              $13,255
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $14,298              $14,518
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $15,495              $15,671
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $15,856              $16,614
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $16,803              $17,505
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $17,300              $18,290
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $17,434              $17,852
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $19,737              $20,839
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $20,478              $21,872
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $21,718              $23,584
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $23,541              $25,104
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $23,232              $26,778
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $24,705              $29,524
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $25,008              $30,814
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $20,806              $27,142
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $24,500              $33,120
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $25,880              $35,358
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $26,922              $37,295
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $29,001              $37,947
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $32,953              $40,040
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $44,082              $39,504
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $37,899              $41,200
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $48,461              $44,135
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $33,287              $38,348
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $29,216              $36,267
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $27,269              $36,854
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $24,291              $33,377
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $24,832              $33,665
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $23,679              $32,819
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $22,927              $31,755
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $20,219              $27,373
---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     08/17/1993              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $10,217              $9,923
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $10,414              $10,153
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $10,161              $9,769
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,980               $9,810
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,625              $10,288
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $10,571              $10,287
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $11,557              $11,287
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $12,796              $12,363
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $13,837              $13,345
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $14,126              $14,147
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $14,937              $14,907
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $15,349              $15,575
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $15,443              $15,202
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $17,445              $17,745
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $18,064              $18,625
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $19,121              $20,083
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $20,683              $21,377
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $20,372              $22,803
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $21,621              $25,141
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $21,841              $26,240
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $18,136              $23,113
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $21,313              $28,204
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $22,468              $30,109
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $23,324              $31,759
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $25,087              $32,314
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $28,506              $34,096
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $38,134              $33,640
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $32,785              $35,084
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $41,921              $37,583
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $28,795              $32,656
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $25,274              $30,883
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $23,590              $31,383
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $21,013              $28,422
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $21,481              $28,667
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $20,484              $27,947
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $19,833              $27,041
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $17,490              $23,310
---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     11/01/1995              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $10,128              $10,640
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $10,711              $11,211
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $11,006              $11,713
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $11,073              $11,432
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $12,507              $13,345
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $12,952              $14,007
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $13,710              $15,104
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $14,830              $16,077
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $14,607              $17,149
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $15,502              $18,907
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $15,662              $19,734
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $13,001              $17,382
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $15,280              $21,211
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $16,107              $22,643
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1988              $16,726              $23,884
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $17,977              $24,301
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $20,389              $25,642
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $27,225              $25,299
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $23,360              $26,385
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $29,819              $28,264
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $20,441              $24,559
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $17,908              $23,226
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $16,681              $23,602
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $14,831              $21,375
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $15,133              $21,559
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $14,403              $21,018
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $13,917              $20,336
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $12,252              $17,530
---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     03/01/2001              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $9,246               $10,162
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $8,231               $9,203
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $8,406               $9,283
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $8,011               $9,049
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $7,752               $8,756
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $6,764               $7,548
---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     06/01/1994              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,487               $9,755
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,132              $10,231
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $10,103              $10,230
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $11,077              $11,224
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $12,294              $12,294
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $13,328              $13,271
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $13,641              $14,069
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $14,456              $14,824
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $14,889              $15,489
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $15,009              $15,117
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $17,000              $17,647
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $17,648              $18,522
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $18,728              $19,972
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $20,316              $21,259
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $20,065              $22,677
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $21,350              $25,002
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $21,630              $26,095
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $18,005              $22,985
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $21,213              $28,047
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $22,421              $29,942
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $23,332              $31,583
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $25,161              $32,135
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $28,603              $33,907
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $38,284              $33,453
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $32,940              $34,889
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $42,159              $37,375
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $28,963              $32,475
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $25,437              $30,712
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $23,766              $31,209
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $21,176              $28,264
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $21,675              $28,508
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $20,680              $27,792
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $20,038              $26,891
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $17,682              $23,181
---------------------------------------------------------------

      Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.
Graphs are not drawn to the same scale.

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are substantially  identical.  Under the management agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
     Trinity Large Cap Growth Fund                     Growth Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.75% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.72% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.69% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.66% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.60% in excess of $800 million          0.60% of the next $700 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                       0.58% of the next $1.0
                                         billion
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                             0.56% of the next $2.0 billion
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                             0.54% in excess of $4.5 billion
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for  Trinity  Large Cap Growth  Fund for the twelve months  ended March 31,  2003 was 0.75% of the  average  annual net assets for each  class of  shares.  The  management  fee for  Growth  Fund for the twelve months  ended March 31,  2003 was 0.65% of the  average  annual net assets for each  class of  shares.  The  12b-1  distribution  plans  for both  Funds  are substantially  similar.  However,  the "Management  Fees" and "Other Expenses"
the Funds incur,  including transfer agent fees and custodial,  accounting and legal expenses,  have differed,  with Growth Fund's  "Management Fees," "Other
Expenses"  and "Total  Expenses"  being  less than those of Trinity  Large Cap
Growth Fund because Growth Fund is a significantly larger fund.

-------------------------------------------------------------------------------------
                              Management    Distribution   Other       Total Annual
                              Fee           and/or 12b-1   Expenses    Operating
                                            Fees1                      Expenses
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Trinity   Large  Cap   Growth 0.75%         0.23%          0.93%       1.91%
Fund Class A shares
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Growth Fund Class A Shares    0.65%         0.23%          0.46%       1.34%
(12 months ended 3/31/03)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Pro Forma - Combined funds    0.65%         0.23%          0.46%       1.34%
at 3/31/03
-------------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for Growth Fund on March 31, 2003 were
$1,410,745,297  as compared to $33,022,245  for Trinity Large Cap Growth Fund.
Effective upon the Closing of the Reorganization,  the management fee rate for
Growth  Fund is  expected  to be 0.65% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other
Expenses"  of the  surviving  Fund are  expected  to be the same as the "Other
Expenses" of Growth Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

Transfer  Agency  and  Custody  Services  -  Both  Funds  receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Large Cap Growth Fund
and Growth Fund. Citibank, N.A. is located at 111 Wall Street, New York, New
York 10005.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A
shares  of  the   respective   Funds.   Under  the  Class  A  Service   Plans,
reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the  average  annual net assets of Class A shares of the  respective  Fund.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Growth Fund?

      As with most  investments,  investments in Growth Fund and Trinity Large
Cap  Growth  Fund  involve  risks.  There  can be no  guarantee  against  loss resulting  from an investment  in either Fund,  nor can there be any assurance that either Fund will achieve its investment  objective.  The risks associated with an  investment  in each  Fund are  similar.  Because  both  Funds  invest primarily  in stocks of U.S.  companies,  the value of each  Fund's  portfolio will be  affected  by  changes  in the  U.S.  stock  markets.  The  prices  of individual stocks do not all move in the same direction  uniformly at the same time and the  volatility  of their prices at times may be great.  A particular company's stock price can be affected by, among other things,  a poor earnings report,  loss of major  customers,  major litigation  against the company,  or changes in government regulations affecting the company or its industry.

      For more  information  about the risks of the Funds, see below "What are the Main Risks  Associated with an Investment in the Funds?" under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Large Cap Growth Fund
held April 17,  2003,  the Board  considered  whether to approve the  proposed
Reorganization  and reviewed and  discussed  with the Manager and  independent legal counsel the materials  provided by the Manager  relevant to the proposed
Reorganization.  Included in the  materials  was  information  with respect to each Fund's investment objectives and policies,  management fees, distribution fees and other operating expenses, historical performance and asset size.

      The Board  reviewed  information  demonstrating  that Trinity  Large Cap
Growth Fund is a relatively  smaller fund with  approximately  $33,022,245  in net assets as of March 31, 2003. The Board  anticipates that Trinity Large Cap
Growth  Fund's  assets  will not  increase  substantially  in size in the near future.  In comparison,  Growth Fund had  approximately  $1,410,745,297 in net assets as of March 31, 2003.  After the  Reorganization,  the  shareholders of
Trinity Large Cap Growth Fund would become  shareholders of a larger fund that is  anticipated  to have lower overall  operating  expenses than Trinity Large
Cap Growth Fund.  Economies of scale may benefit shareholders of Trinity Large
Cap Growth Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board  noted that  Growth  Fund's  management  fee rate is less than that of  Trinity  Large Cap Growth  Fund on assets in excess of $1.5  billion.
The Board also  considered  that  historically  Growth Fund's  performance has been better than that of Trinity Large Cap Growth Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the Funds are identical  and both Funds offer the same  investor  services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The Board  concluded  that Trinity Large Cap Growth
Fund's  participation  in the transaction is in the best interests of the Fund and its  shareholders,  notwithstanding  that the lower pro forma  expenses of the  combined  funds  (relative  to  Trinity  Large Cap  Growth  Fund) and the historically  better performance of Growth Fund is subject to change, and that the  Reorganization  would  not  result  in a  dilution  of the  interests  of existing shareholders of Trinity Large Cap Growth Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Large Cap Growth Fund  deemed  relevant, the  Board,  including  the  Trustees  who are not  "interested  persons"  (as defined in the  Investment  Company  Act) of either  Trinity  Large Cap Growth
Fund or the Manager (the  "Independent  Trustees"),  unanimously  approved the
Reorganization  and the  Reorganization  Agreement  and voted to recommend its approval to the shareholders of Trinity Large Cap Growth Fund.

      The Board of Growth Fund also determined that the  Reorganization was in the best  interests of Growth Fund and its  shareholders  and that no dilution would result to those  shareholders.  Growth Fund  shareholders do not vote on the  Reorganization.  The  Board of Growth  Fund,  including  the  Independent
Trustees,  unanimously  approved  the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Large
Cap Growth Fund,  recommends that you vote FOR the  Reorganization  Agreement.
If  shareholders  of  Trinity  Large  Cap  Growth  Fund  do  not  approve  the
Reorganization Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of  Trinity  Large Cap  Growth  Fund  approve  the
Reorganization  Agreement,  the  Reorganization  will take place after various conditions  are  satisfied  by Trinity  Large Cap Growth Fund and Growth Fund,
including  delivery  of  certain  documents.  The  Closing  Date is  presently scheduled  for  September  20,  2003  and  the  Valuation  Date  is  presently scheduled for September 19, 2003.

      If   shareholders   of  Trinity   Large  Cap  Growth  Fund  approve  the
Reorganization  Agreement,  Trinity  Large Cap  Growth  Fund will  deliver  to
Growth  Fund  substantially  all  of  its  assets  on  the  Closing  Date.  In exchange,  shareholders of Trinity Large Cap Growth Fund will receive Class A,
Class B,  Class C Class N and  Class Y Growth  Fund  shares  that have a value equal to the dollar value of the assets  delivered by Trinity Large Cap Growth
Fund to Growth  Fund.  Trinity  Large Cap Growth Fund will then be  liquidated and its  outstanding  shares will be cancelled.  The stock  transfer  books of
Trinity  Large  Cap  Growth  Fund will be  permanently  closed at the close of business on the  Valuation  Date.  Only  redemption  requests  received by the
Transfer  Agent in proper  form on or  before  the  close of  business  on the
Valuation   Date  will  be  fulfilled  by  Trinity   Large  Cap  Growth  Fund.
Redemption  requests  received after that time will be considered  requests to redeem shares of Growth Fund.

      Shareholders  of Trinity  Large Cap Growth  Fund who vote their Class A,
Class B,  Class C,  Class N and Class Y shares in favor of the  Reorganization will be electing in effect to redeem their shares of Trinity  Large Cap Growth
Fund at net asset value on the Valuation Date,  after Trinity Large Cap Growth
Fund subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B,
Class C,  Class N and Class Y shares of Growth  Fund at net asset  value.  The cash reserve is the amount of cash  retained by Trinity  Large Cap Growth Fund which is deemed  sufficient in the  discretion of the Board for the payment of the Fund's  outstanding  debts and  expenses  of  liquidation  incurred  on or before the Closing Date of the  Reorganization.  Trinity Large Cap Growth Fund
will cease to exist on the  Closing  Date.  Growth  Fund is not  assuming  any debts of Trinity Large Cap Growth Fund except debts for  unsettled  securities transactions  and outstanding  dividend and redemption  checks.  Trinity Large
Cap Growth Fund will recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Large Cap Growth Fund shall:  (a) either pay or make  provision for all of its debts and  taxes;  and (b) either (i)  transfer  any  remaining amount of the cash reserve to Growth  Fund,  if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the shareholders  of Trinity  Large Cap Growth Fund who were  shareholders  on the
Valuation  Date.  The  remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting  the  estimated  expenses  of the distribution,  equals or  exceeds  one cent per share of the number of Trinity
Large Cap Growth Fund shares  outstanding  on the Valuation  Date. If the cash reserve is  insufficient  to satisfy  any of Trinity  Large Cap Growth  Fund's liabilities,  the Manager will assume  responsibility for any such unsatisfied liability.  Within one year after the Closing  Date,  Trinity Large Cap Growth
Fund will complete its liquidation.

      Under the  Reorganization  Agreement,  either  Trinity  Large Cap Growth
Fund or Growth Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no liability  for damages or other  recourse available to the other Fund, provided,  however, that in the event that one of the Funds terminates this Agreement  without  reasonable cause, it shall, upon demand,  reimburse  the  other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders of Trinity Large
Cap Growth Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement  will be  borne by  Trinity  Large  Cap  Growth  Fund.  Those printing  costs and mailing  costs are  estimated  to be $13,000 and  $12,000, respectively.  The Funds will bear the cost of their  respective tax opinions.
Any  documents  such as  existing  prospectuses  or  annual  reports  that are included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses  associated with the  Reorganization  will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from Trinity Large Cap Growth Fund and Growth Fund, it is  expected to be the  opinion of KPMG LLP,  tax advisor to Trinity  Large
Cap Growth Fund,  that  shareholders of Trinity Large Cap Growth Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Growth Fund, and that  shareholders  of
Growth Fund will not  recognize any gain or loss upon receipt of Trinity Large
Cap Growth  Fund's  assets.  If this type of tax  opinion is not  forthcoming, the Fund may  still  choose to go  forward  with the  reorganization,  pending
re-solicitation  of  shareholders  and  shareholder   approval.  In  addition,
neither  Fund is  expected  to  recognize  a gain or loss as a  result  of the
Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Large Cap Growth Fund will pay a  dividend  which will have the  effect of  distributing  to Trinity
Large Cap Growth  Fund's  shareholders  all of Trinity Large Cap Growth Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any  deduction  for  dividends paid) and all of its net capital  gains,  if any,  realized  in taxable  years ending on or prior to the Closing  Date  (after  reduction  for any  available capital loss  carry-forward).  Such  dividends will be included in the taxable income of Trinity Large Cap Growth Fund's  shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Growth Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B, Class C, Class N and/or  Class Y shares of Growth  Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Large Cap Growth Fund,  respectively,  in connection with the  Reorganization.  Each  share  will be fully  paid and  nonassessable when  issued,  will  have no  preemptive  or  conversion  rights  and  will be transferable  on the books of Growth  Fund.  Trinity  Large Cap Growth  Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations,  and provides for  indemnification  and reimbursement  of  expenses  out of its  property  for  any  shareholder  held personally  liable  for  its  obligations.  Neither  Fund  permits  cumulative voting.  The shares of Growth  Fund will be  recorded  electronically  in each shareholder's  account.  Growth  Fund will then  send a  confirmation  to each
shareholder.   Shareholders   of  Trinity   Large  Cap  Growth  Fund   holding
certificates  representing  their  shares will not be  required  to  surrender their  certificates in connection  with the  reorganization.  However,  former shareholders  of Trinity Large Cap Growth Fund whose shares are represented by outstanding  share  certificates  will not be  allowed  to  redeem,  exchange, transfer or pledge  shares of Growth Fund they  receive in the  Reorganization until the  exchanged  Trinity  Large Cap Growth  Fund  certificates  have been returned to the Transfer Agent.

      Like Trinity Large Cap Growth Fund,  Growth Fund does not routinely hold annual shareholder meetings.]

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes  key  investment  policies of Trinity  Large Cap
Growth Fund and Growth Fund, and certain  noteworthy  differences  between the investment  objectives  and  policies  of  the  two  Funds.  { For a  complete description of Growth Fund's investment  policies and risks, please review its
prospectus   dated   December   23,   2002,   which   is   attached   to  this
Prospectus/Proxy Statement as Exhibit A.}

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Large Cap Growth Fund should  consider the  differences  in investment objectives,  policies  and  risks  of the  Funds.  Further  information  about
Growth  Fund  is  set  forth  in  its  Prospectus,   which   accompanies  this
{Prospectus/Proxy}  [Prospectus  and  Proxy]  Statement  and  is  incorporated herein by  reference.  Additional  information  about  both Funds is set forth in their Statements of Additional Information,  Annual Reports and Semi-Annual
Reports,  which may be  obtained  upon  request  to the  Transfer  Agent.  See
"Information  about  Trinity  Large Cap Growth  Fund" and  "Information  about
Growth Fund."

      Trinity Large Cap Growth Fund and Growth Fund have  {similar  investment objectives.  Trinity Large Cap Growth Fund's  investment  objective is to seek long-term growth of capital.  Growth Fund's investment  objective is to seek a
high  total   return}   [the  same   investment   objective--to   seek  capital
appreciation].  In seeking  their  investment  objectives,  Trinity  Large Cap
Growth  Fund and Growth Fund  utilize a similar  investing  strategy.  Trinity
Large Cap Growth Fund  invests in common  stocks that are  included in the S&P
{500. Growth Fund currently invests mainly in common stocks of U.S.  companies
of    different     capitalization     ranges,     presently    focusing    on
large-capitalization  issuers.  Both funds are}  [500/Barra  Growth  Index,  a subset  of  stocks  included  in the S&P 500  Index.  Growth  Fund  looks  for companies  with  above-average  earnings  growth and revenue  growth.  Trinity
Large Cap Growth Fund is] managed  with a  quantitative  investment  process[;
Oppenheimer  Growth Fund is managed with a fundamental  "bottom up" investment style]{.  Both  Funds  invest in a similar  universe  of  companies,  although
Growth has a larger potential investment universe.

If the  reorganization  is  approved,  Growth Fund will  retain its  benchmark against  the S&P 500  Index.  The end result of the  reorganization  will be a larger,  style-specific  fund in Lipper's  Large Cap Core Fund  category  that will better fit  investment  process  already used by the personnel who manage
Growth Fund}.

What are the Risk Factors Associated with an investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  {Growth}  [value]  of the  Funds'  investments, investment  performance  and  prices  per  share.  There is also the risk that poor  securities  selection  by the Manager  will cause the {Fund}  [Funds] to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Large  Cap  Growth  Fund  invests  in  common  stocks  that are included in the S&P 500 [Index].  Growth Fund  {currently}  invests  mainly in common stocks of U.S. companies of different  capitalization ranges, presently focusing on  [mid-capitalization  and]  large-capitalization  issuers. {If the
Reorganization  is approved,  Growth Fund  anticipates  that it will limit its stock  purchases to those  issuers  included in the S&P 500 index and would no longer make investments in foreign securities.}

Other Equity  Securities.  While Growth Fund emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  The Manager  considers some  convertible  securities to be
     "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  Manager's  investment  decision than in the case of other debt  securities.  Trinity Large Cap Growth Fund, in contrast, only purchases common stocks included in the S&P 500 Index.
{ If the Reorganization is approved, Growth Fund anticipates it would no longer invest in preferred stocks or securities convertible into common stock.
}
Foreign Securities.  Growth Fund can buy securities of companies or governments in any country, developed or underdeveloped. {While there is no limit on the amount of the Fund's assets that may be invested}
     [Growth Fund currently limits its investments] in foreign securities{, the Manager does not currently invest significant amounts of Growth
     Fund's} [to not more than 10% of its total assets, although it has the ability to invest up to 25% of its total] assets in foreign securities.
     While foreign securities offer special investment opportunities, they also have special risks.

     The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign  currency.  Additional risks of foreign  securities  include higher  transaction and operating costs for the Fund; foreign issuers are not  subject to the same  accounting  and  disclosure  requirements  that apply to U.S.  companies;  and lack of uniform  accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable  to domestic  issuers.  {If the  Reorganization  is  approved,
     Growth Fund anticipates it would no longer purchase foreign securities.}

Derivatives.  Growth Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Growth
      Fund might use may be considered "derivative" investments.  Growth Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Growth Fund can lose money on the investment.
      The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks Growth Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Growth Fund's share prices could fall.  Certain derivative investments held by Growth Fund might be illiquid. Trinity Large Cap Growth Fund does not invest in derivative securities.  {If the Reorganization is approved, Growth Fund anticipates it would no longer purchase derivatives.}

    Hedging.  Growth Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Growth Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Growth Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce
      Growth Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of
     {its} [their] assets in temporary defensive  investments.  Generally they would be high-quality,  short-term money market instruments,  such as {a}
     U.S.  government  securities,  highly rated commercial paper,  short-term corporate  debt  obligations  or  repurchase  agreements.  [The Funds may also hold these types of  securities  pending the  investment of proceeds from  the  sale  of  Fund  shares  or  portfolio  securities  or to  meet anticipated  redemption  of  Fund  shares.]  To the  extent  either  Fund invests  defensively  in these  securities,  it  might  not  achieve  its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Growth  Fund will not invest more than 10% (the
     Board can  increase  that limit to 15%) of its net assets in  illiquid or
     restricted   securities.   The  Manager  monitors  holdings  of  illiquid
     securities on an ongoing basis to determine  whether to sell any holdings to maintain  adequate  liquidity.  Trinity Large Cap Growth Fund does not invest in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Large  Cap  Growth  Fund and  Growth  Fund  have  certain additional  investment  restrictions  that{,  together  with their  investment
objectives,}  are  fundamental   policies,   changeable  only  by  shareholder
approval.  Generally,  these  investment  restrictions are similar between the
Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest  25% or  more  of  {its}  [their  respective]  total  assets  in any
   industry.   However,   there  is  no  limitation  on  investments  in  U.S.
   government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception  is in [the] case  [where] a Fund is deemed to be an  underwriter under the Securities Act of 1933 when reselling any securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical  commodities  or physical  commodity
   contracts.   However,   {it}  [Growth   Fund]  may  buy  and  sell  hedging
   instruments permitted by any of its other investment policies.

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any  of its  agencies  or  instrumentalities  [or to  securities  of  other
   investment  companies].   This  means  that  both  Funds  are  presently  a
   "diversified"  investment  company  under the {1940}  [Investment  Company]
   Act.

o     Trinity  Large Cap Growth Fund cannot  borrow money except from banks in amounts  not in excess of 5% of its assets as a  temporary  measure to meet redemptions.  Growth Fund cannot  borrow  money in excess of 33 1/3% of the value of its total assets (including the amount borrowed).  Growth Fund may borrow  only  from  banks  and/or  affiliated  investment  companies.  With respect to this  fundamental  policy,  Growth  Fund can borrow only if [it]
   maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities   that  the   [respective]   Fund's   investment   policies  and
   restrictions  permit  it  to  purchase.  The  Funds  may  also  lend  their portfolio securities and enter into repurchase agreements.

o     Neither Fund can mortgage,  pledge or otherwise  hypothecate  any of its assets.  However,  this does not prohibit the Fund from escrow arrangements contemplated  by  the  put  and  call  activities  of  the  Fund  or  other collateral or margin  arrangements  in  connection  with any of the hedging instruments permitted by any of its other policies.

o     Neither  Fund cannot  invest in  companies  for the purpose of acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For Trinity Large
Cap Growth Fund, the Manager has retained Trinity Investment  Management,  the
Sub-Advisor,  to provide day-to-day portfolio management for Trinity Large Cap
Growth Fund.  The  {sub-advisory  fee is paid  }[Sub-Advisory  fee for Trinity
Large  Cap  Growth  Fund is  paid to  Trinity  Investment  Management]  by the
Manager  out of its  management  fee.  {Separate  and  apart  from  the  proxy statement,}  [If]  shareholders  of  [Trinity  Large Cap] Growth Fund {will be asked to approve a} [approve the Reorganization,  the] Sub-Advisory  Agreement
between  the   {borrower}   [Manager]   and  Trinity   Investment   Management
{Corporation with the same sub-advisory fee} [will terminate].

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws.  Further,  the  {Sub-Advisor}
[Manager]  has agreed to furnish the Funds with office space,  facilities  and equipment  and  arrange for its  employees  to serve as officers of the Funds.
The  administrative   services  to  be  provided  by  the  Manager  under  the
investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31, 2003,  including  more than 65 funds with more than {5}
[7]  million  shareholder  accounts.  The  Manager is  located at 498  Seventh
Avenue,  10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a
division of the Manager,  acts as transfer and shareholder  servicing agent on an at-cost  basis for both  Trinity  Large Cap Growth Fund and Growth Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity Large Cap Growth Fund and Growth Fund,  but is not obligated to sell a  specific  number  of  shares.  Expenses  normally  attributable  to
sales,   including   advertising   and  the  cost  of  printing   and  mailing
prospectuses  other than those furnished to existing  shareholders,  are borne by the  Distributor,  except for those for which the Distributor is paid under each Fund's Rule 12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  {payment}  [reimbursement] is made quarterly  at an annual rate that may not exceed  0.25% of the average  annual net  assets of Class A shares of the Funds.  The  Distributor  currently  uses all of those fees to compensate  dealers,  brokers,  banks and other financial institutions  quarterly for expenses they incur in providing  personal service and maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the {1940} [Investment  Company] Act for their Class B, Class C and Class N shares.  The Funds'  Plans  compensate  the  Distributor  for its  services in distributing  Class B,  Class C and  Class N shares  and  servicing  accounts.
Under both Funds' Plans,  the Funds pay the  Distributor an asset-based  sales charge  at an  annual  rate of  0.75% of Class B and  Class C  assets,  and an annual  asset-based  sales charge of 0.25% on Class N shares.  The Distributor also  receives  a service  fee 0.25% of average  annual net assets  under each plan.  All fee  amounts are  computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund.
The Distributor uses all of the service fees to compensate  broker-dealers for providing  personal  services and  maintenance of accounts of their  customers that hold  shares of the  Funds.  The  Class B and Class N  asset-based  sales charges are  retained by the  Distributor.  After the first year,  the Class C asset-based  sales  charges  are  paid to  broker-dealers  who  hold or  whose clients  hold Class C shares as an  ongoing  concession  for shares  that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are  identical.  Shares of either Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering such shares.  Exchange  privileges  are subject to amendment or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $25, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred sales charge  [("CDSC")] of up to 1% if the shares are sold within 18 calendar  months from the {end}  [beginning]  of the calendar  month during  which they were  purchased.  Class B shares of the
Funds are sold  without a front-end  sales charge but  [investors  will pay an annual asset-based sales charge and] may be subject to a {contingent  deferred sales charge ("CDSC")} [CDSC] upon redemption  depending on the length of time the shares are held.  The CDSC  begins at 5% for [Class B] shares  redeemed in the first year and  declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial sales  charge,  but
{if  }[investors  will pay an annual  asset-based  sales  charge and if shares are]  redeemed  within 12 months of buying them, a CDSC of 1% may be deducted.
Class N shares  are{,}  purchased  without an initial  sales  charge,  but {if
}[investors  will pay an  annual  asset-based  sales  charge  if  shares  are]
redeemed  within  18 months  of the  retirement  plan's  first  purchase  of N shares, a CDSC of 1% may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares of Growth  Fund received in the  Reorganization  will be issued at net asset value,  without a sales charge and no CDSC will be imposed on any Trinity  Large Cap Growth Fund shares  exchanged  for Growth Fund  shares as a result of the  Reorganization.
However,  any CDSC that applies to Trinity  Large Cap Growth Fund shares as of the date of the  exchange  will carry over to Growth Fund  shares  received in the Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at net asset  value,  (iv) net  asset  {Growth}
[value]  purchases by certain  individuals  and  entities,  (v) Asset  Builder
(automatic  investment)  Plans,  (vi) Automatic  Withdrawal and Exchange Plans
for  shareholders  who own shares of the Funds valued at $5,000 or more, (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and exchange  privileges.  All {of} such services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date
selected  by  the  Board  of  Trustees  of  each  Fund.   Dividends   and  the
distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A shares will  generally be higher than those paid on
Class B,  Class C,  Class N or Class Y  shares,  which  normally  have  higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a {majority of the total number of  shares}["majority of the outstanding voting securities" (as defined in the
Investment  Company  Act)] of Trinity Large Cap Growth Fund  {outstanding  and entitled to vote}  [voting in the  aggregate and not by class] is necessary to
approve  the  Reorganization  Agreement  and  the  transactions   contemplated
thereby.  [As defined in the  Investment  Company  Act, the vote of a majority of the  outstanding  shares  means the vote of (1) 67% or more of the  Trinity
Large Cap  Growth  Fund's  outstanding  shares  present  at a  meeting  if the holders of more than 50% of the outstanding  shares of the Fund are present or represent  by proxy;  or (2) more than 50% of the Fund's  outstanding  shares, whichever  is less.]  Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of Trinity Large
Cap Growth Fund held on the Record Date.  If  sufficient  votes to approve the proposal  are not  received  by the date of the  Meeting,  the  Meeting may be adjourned  to  permit  further  solicitation  of  proxies.  The  holders  of a majority  of shares  entitled  to vote at the Meeting and present in person or by proxy  (whether or not  sufficient  to constitute a quorum) may adjourn the
Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting [(if you are a record owner).
o     By telephone (please see the insert for instructions)].

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also  be  able  to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary  of Trinity  Large Cap  Growth  Fund at 498  Seventh
Avenue,  10th Floor, New York, New York 10018 (if received in time to be acted upon);  (ii) attending the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of Trustees  of Trinity  Large Cap Growth Fund does not intend to bring any matters  before the Meeting  other than those  described  in this proxy.  It is not aware of any other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention of the persons  named to vote proxies to vote in  accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Trinity Large Cap Growth Fund at the close of business on July 9, 2003 (the  "record  date") will be entitled to vote at the
Meeting.  On {________,} [July 9, 2003,] there were  {____________outstanding}
[5,689,205.145   outstanding]   shares  of  Trinity  Large  Cap  Growth  Fund,
consisting     of     {_____________}[2,713,459.489]     Class    A    shares,
{____________}[2,038,074.502]   Class  B  shares,   {___________}[839,115.018]
Class    C    shares,    {_________}[80,783.590]    Class   N    shares    and
{________}[17,772.546]  Class Y shares. On  {__________}[July  9, 2003,] there were {_________}[63,922,650.31]  outstanding shares of Growth Fund, consisting of {___________}[46,211,742.162] Class A shares,  {__________}[11,659,544.541]
Class    B    shares,     {_________}[3,206,954.966]     Class    C    shares,
{_________}[293,807.846] Class N shares and  {_________}[2,550,600.795]  Class
Y shares.  Under  relevant  state law and  Trinity  Large  Cap  Growth  Fund's charter documents,  proxies representing abstentions and broker non-votes will be included  for  purposes of  determining  whether a quorum is present at the
Meeting,  but will be  treated as votes not cast and,  therefore,  will not be counted for  purposes of  determining  whether the matters and  proposals  and motions to be voted upon at the Meeting  have been  approved.  For purposes of the Meeting,  a majority of shares  outstanding and entitled to vote,  present in  person  or  represented  by  proxy,  constitutes  a  quorum.  Growth  Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Large  Cap  Growth  Fund  will  request   broker-dealer  firms,
custodians,  nominees  and  fiduciaries  to  forward  proxy  material  to  the beneficial  owners of the shares of record,  and may reimburse  them for their reasonable  expenses incurred in connection with such proxy  solicitation.  In addition to solicitations  by mail,  officers of Trinity Large Cap Growth Fund or officers and  employees of  OppenheimerFunds  Services,  without extra pay,
may  conduct   additional   solicitations   personally   or  by  telephone  or
telegraph.  Any  expenses  so  incurred  will  be  borne  by  OppenheimerFunds
Services.  Proxies may also be  solicited by a proxy  solicitation  firm hired at Trinity Large Cap Growth Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated that the cost of engaging a proxy  solicitation  firm would not exceed  $32,000,  plus the additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted, in the event of a need for resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes {of} only [of] determining the quorum ("broker  non-votes").  Because of the  need  to  obtain  a  {majority  vote}  [vote  of the  majority  of the outstanding  voting  securities  as  described  above] for the  Reorganization proposal  to pass,  [abstentions  and]  broker  non-votes  will  have the same effect as a vote "against" the Proposal.

Are there {appraisal rights} [any Appraisal Rights]?

      No.  Under the {1940}  [Investment  Company]  Act,  shareholders  do not have  rights  of  appraisal  as  a  result  of  the  Reorganization.  Although appraisal rights are unavailable,  you have the right to redeem your shares at net asset  value  until the closing  date for the  Reorganization.  {After the closing  date} [On or after  the  Valuation  Date],  you may  redeem  your new
Growth Fund shares or exchange  them into shares of certain other funds in the
OppenheimerFunds  family  of  mutual  funds,  subject  to  the  terms  of  the prospectuses of both funds.

                           INFORMATION ABOUT GROWTH FUND

      Information  about Growth Fund [(SEC File No.  811-2306)] is included in
Growth  Fund's  Prospectus{,  which is  attached  to and } [dated  October 23,
2002, as  supplemented  May 1, 2003,  which  accompanies  and is] considered a part of this Proxy  Statement and  Prospectus.  Additional  information  about
Growth  Fund  is  included  {the}  [Growth]  Fund's  Statement  of  Additional
Information  dated October 23, 2002, {its Annual Report} [as revised  February
12, 2003, and as supplemented  March 31, 2003, and its Annual ]and Semi-Annual
Reports dated August 31, 2002 and February 28, 2003, respectively,  which have been  filed with the SEC and are  incorporated  herein by  reference.  You may request  a free  copy of these  materials  and other  information  by  calling
{1.800.525.7048}   [1.800.708.7780]   or  by   writing   to  Growth   Fund  at
OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217. Growth Fund also files  proxy  materials,  reports  and  other  information  with  the  SEC  in accordance with the informational  requirements of the Securities and Exchange
Act of 1934 and the {1940}  [Investment  Company] Act. These  materials can be inspected and copied at: the SEC's Public  Reference Room in Washington,  D.C.
(Phone:  1.202.942.8090)  or the EDGAR database on the SEC's Internet  website at  http://www.sec.gov.  Copies may be obtained  upon payment of a duplicating fee by electronic request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or
                                                        ------------------
by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  INFORMATION ABOUT TRINITY LARGE CAP GROWTH FUND

      Information   about  Trinity  Large  Cap  Growth  Fund  [(SEC  File  No.
811-8613)]  is  included  in  the  current   Trinity  Large  Cap  Growth  Fund
Prospectus  [dated  September 24, 2002, as  supplemented  May 14, 2003].  This document  has  been  filed  with  the  SEC  and is  incorporated  [herein]  by reference  {herein}.  Additional  information  about  Trinity Large Cap Growth
Fund is also included in the Fund's Statement of Additional  Information dated
September 24, 2002,  as revised  January 15, [2003 and as  supplemented  March
31,] 2003,  Annual  Report  dated July 31, 2002 and  Semi-Annual  Report dated
January  31,  2003,  which have been  filed with the SEC and are  incorporated
[herein]  by  reference  {herein}.  You may  request  free  copies of these or other  documents  relating  to  Trinity  Large  Cap  Growth  Fund  by  calling
{1.800.525.7048}  [1.800.708.7780]  or by writing to [Trinity Large Cap Growth
Fund at] OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217. Reports
and other  information filed by Trinity Large Cap Growth Fund can be inspected and copied at: the SEC's Public  Reference  Room in Washington,  D.C.  (Phone:
1.202.942.8090)  or the  EDGAR  database  on the  SEC's  Internet  website  at
http://www.sec.gov.  Copies may be obtained upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the  officers  and  Trustees of Trinity  Large Cap Growth
Fund, as a group,  owned less than 1% of the  outstanding  {voting} shares [of any class] of Trinity Large Cap Growth Fund {and Growth  Fund}.  As of July 9,
2003,  the only  persons  who  owned of record  or {was}  [were]  known by the
Trinity Large Cap Growth Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

[Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its
Customers, Attention Fund Administration/9EFF5, 4800 Deer Lake Drive East,
Third Floor, Jacksonville, Florida 32246-6484 (which owned 68,954.338 Class C shares or 8.21% of the Class C shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Garry J. Kroeger,
8104 Melody Lane, Dickinson, Texas 77539-7404 (which owned 8,605.986 Class N shares or 10.65% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO Donald Sinclair, 1816 North
Fremont Street, Chicago, Illinois 60614-5005 (which owned 8,530.226 Class N shares or 10.55% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO Juanita I. Snider, 227W
Westview Avenue, Spokane, Washington 99218-2228 (which owned 6,036.643 Class
N shares or 7.47% of the Class N shares then outstanding).

Jesus Socrates MD TR, Hanover Pathology Association PC FBO Cindy Sturtz, 290
Green Ridge Road, New Oxford, Pennsylvania 17350-8609 (which owned 5,113.252
Class N shares or 6.32% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR SAR/SEP, Miller Consulting Engineers
FBO Raymond T. Miller, 4 Sibelius Court, Lake Oswego, Oregon 97035-1422
(which owned 4,137.917 Class N shares or 5.12% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO James L. Snider, 227W
Westview Avenue, Spokane, Washington 99218-2228 (which owned 3,483.681 Class
N shares or 4.31% of the Class N shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021
(which owned 17,580.326 Class Y shares or 98.91% of the Class Y shares then outstanding).

As of July 9, 2003,  the officers  and  Trustees of Growth  Fund,  as a group, owned  less than 1% of the  outstanding  voting  shares of any class of Growth
Fund.  As of July 9, 2003,  the only persons who owned of record or were known by the Growth Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

Citigroup Global Markets Inc., Attention Cindy Tempesta, 333 West 34th
Street, 7th Floor, New York, New York 10001-2483 (which owned 211,581.401
Class C shares or 6.59% of the Class C shares then outstanding).

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers,
Attention Fund Administration, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville, Florida 32246-6484 (which owned 22,003.188 Class N shares or
7.48% of the Class N shares then outstanding).

MCB Trust Services Customer, DE Mangelsdorf & S Overberg TR, Home Service Oil
Company 401(k), 700 17th Street, Suite 300, Denver, Colorado 80202-3531
(which owned 19,789.345 Class N shares or 6.73% of the Class N shares then outstanding).

MCB Trust Services TR, Spar Group Inc. 401(k) PSP, 700 17th Street, Suite
300, Denver, Colorado 80202-3531 (which owned 16,332.227 Class N shares or
5.55% of the Class N shares then outstanding).

MassMutual Life Insurance Company, Separate Investment Account, Attention
N225, 1295 State Street, Springfield, Massachusetts 01111-0001 (which owned
2,369,296.010 Class Y shares or 92.89% of the Class Y shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021
(which owned 135,961.594 Class Y shares or 5.33% of the Class Y shares then outstanding).]

By Order of the Board of Trustees

Robert G. Zack, Secretary

July {6,} [18,] 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Large
      Cap Growth Fund and Oppenheimer Growth Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    April {28} [17],  2003 by and  between  Oppenheimer  Trinity  Large Cap Growth
    Fund ("Trinity  Large Cap Growth Fund"),  a  Massachusetts  business trust and
    Oppenheimer Growth Fund ("Growth Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended  (the   "Code"),   of  Trinity  Large  Cap  Growth  Fund  through  the
    acquisition  by Growth  Fund of  substantially  all of the  assets of  Trinity
    Large  Cap  Growth  Fund in  exchange  for the  voting  shares  of  beneficial interest  ("shares")  of Class A, Class B, Class C, Class N and Class Y shares
    [("shares")]  of Growth  Fund and the  assumption  by Growth  Fund of  certain liabilities  of Trinity  Large Cap Growth Fund,  which Class A, Class B, Class
    C,  Class N and  Class Y  shares  of  Growth  Fund  are to be  distributed  by
    Trinity  Large  Cap  Growth  Fund pro  rata to its  shareholders  in  complete liquidation  of Trinity  Large Cap Growth Fund and  complete  cancellation  of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as  follows:  The  reorganization  will be  comprised  of the  acquisition  by
    Growth  Fund of  substantially  all of the assets of Trinity  Large Cap Growth
    Fund in  exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Growth Fund and the  assumption  by Growth Fund of certain  liabilities  of
    Trinity Large Cap Growth Fund,  followed by the  distribution of such Class A,
    Class B,  Class C,  Class N and Class Y shares of Growth  Fund to the Class A,
    Class B,  Class C,  Class N and  Class Y  shareholders  of  Trinity  Large Cap
    Growth  Fund in  exchange  for their  Class A,  Class B,  Class C, Class N and
    Class Y shares of Trinity  Large Cap Growth Fund,  all upon and subject to the terms of the Agreement hereinafter set forth.

                The share  transfer  books of Trinity  Large Cap Growth  Fund will be  permanently  closed at the close of  business  on the  Valuation  Date (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Large Cap Growth  Fund;  redemption  requests  received by Trinity
    Large Cap Growth  Fund after  that date shall be treated as  requests  for the redemption of the shares of Growth Fund to be distributed  to the  shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity  Large Cap Growth  Fund on that date,  excluding a cash  reserve  (the
    "cash  reserve") to be retained by Trinity Large Cap Growth Fund sufficient in its  discretion  for the payment of the  expenses of Trinity  Large Cap Growth
    Fund's  dissolution  and its  liabilities,  but not in  excess  of the  amount contemplated  by Section  10E,  shall be delivered as provided in Section 8 to
    Growth Fund, in exchange for and against  delivery to Trinity Large Cap Growth
    Fund on the  Closing  Date of a number of Class A,  Class B,  Class C, Class N and Class Y shares of Growth Fund,  having an aggregate  net asset value equal to the value of the assets of Trinity  Large Cap  Growth  Fund so  transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of  Growth  Fund and the value of the  assets  of  Trinity  Large Cap
    Growth  Fund to be  transferred  shall in each  case be  determined  as of the close of business of The New York Stock  Exchange on the Valuation  Date.  The
    computation  of the net asset  value of the Class A, Class B, Class C, Class N and Class Y shares of Growth  Fund and the Class A,  Class B, Class C, Class N
    and  Class Y shares of  Trinity  Large Cap  Growth  Fund  shall be done in the manner used by Growth Fund and Trinity  Large Cap Growth  Fund,  respectively, in the  computation  of such net  asset  value per share as set forth in their respective  prospectuses.  The methods used by Growth Fund in such computation shall be applied to the  valuation  of the assets of Trinity  Large Cap Growth
    Fund to be transferred to Growth Fund.

            Trinity  Large Cap Growth  Fund  shall  declare  and pay,  immediately prior to the Valuation Date, a dividend or dividends which,  together with all previous  such  dividends,  shall have the effect of  distributing  to Trinity
    Large Cap Growth  Fund's  shareholders  all of Trinity Large Cap Growth Fund's investment  company taxable income for taxable years ending on or prior to the
    Closing Date (computed  without  regard to any dividends  paid) and all of its net capital gain, if any,  realized in taxable years ending on or prior to the
    Closing Date (after reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,   Inc.  (the   "Agent"),   6803  {S}  [South]   Tucson  Way,
    {Englewood} [Centennial],  CO 80112, on such time or such place as the parties may  designate or as provided  below (the  "Closing  Date").  The business day preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Large Cap Growth Fund shall distribute  on a pro rata  basis to the  shareholders  of  Trinity  Large  Cap
    Growth  Fund as of the  Valuation  Date Class A, Class B, Class C, Class N and
    Class Y shares of Growth  Fund  received  by Trinity  Large Cap Growth Fund on the Closing Date in exchange  for the assets of Trinity  Large Cap Growth Fund in complete  liquidation  of Trinity Large Cap Growth Fund; for the purpose of the  distribution  by Trinity Large Cap Growth Fund of Class A, Class B, Class
    C,  Class N and Class Y shares  of Growth  Fund to  Trinity  Large Cap  Growth
    Fund's  shareholders,  Growth Fund will promptly  cause its transfer agent to:
    (a)  credit an  appropriate  number of Class A,  Class B, Class C, Class N and
    Class Y shares of Growth  Fund on the  books of Growth  Fund to each  Class A,
    Class B, Class C, Class N and Class Y shareholder  of Trinity Large Cap Growth
    Fund in accordance with a list (the  "Shareholder  List") of Trinity Large Cap
    Growth Fund shareholders  received from Trinity Large Cap Growth Fund; and (b)
    confirm an appropriate  number of Class A, Class B, Class C, Class N and Class
    Y shares of Growth  Fund to each  Class A, Class B, Class C, Class N and Class
    Y  shareholder  of Trinity  Large Cap Growth  Fund;  certificates  for Class A shares  of  Growth  Fund  will be  issued  upon  written  request  of a former shareholder  of Trinity Large Cap Growth Fund but only for whole shares,  with fractional  shares  credited  to the name of the  shareholder  on the books of
    Growth  Fund and only  after  any share  certificates  for  Trinity  Large Cap
    Growth Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation Date, the name and address of each  shareholder of Trinity Large
    Cap  Growth  Fund,  indicating  his or her share  balance.  Trinity  Large Cap
    Growth  Fund  agrees to supply the  Shareholder  List to Growth Fund not later than the Closing Date.  Shareholders  of Trinity Large Cap Growth Fund holding certificates  representing  their  shares  shall not be required to  surrender their  certificates  to anyone in connection  with the  reorganization.  After the Closing  Date,  however,  it will be necessary  for such  shareholders  to surrender  their  certificates  in order to  redeem,  transfer  or pledge  the shares of Growth Fund which they received.

      6.    Within  one year  after the  Closing  Date,  Trinity  Large Cap Growth
    Fund  shall  (a)  either  pay or  make  provision  for  payment  of all of its liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash reserve to Growth Fund, if such  remaining  amount (as reduced by the estimated  cost  of  distributing  it to  shareholders)  is not  material  (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of  Trinity  Large Cap  Growth  Fund on the  Valuation  Date.  Such  remaining amount shall be deemed to be material if the amount to be  distributed,  after deduction of the  estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity  Large Cap Growth Fund [shares]  outstanding  on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their respective  portfolios so that, after the Closing,  Growth
    Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
    restrictions.  At the Closing,  Trinity Large Cap Growth Fund shall deliver to
    Growth Fund two copies of a list setting  forth the  securities  then owned by
    Trinity Large Cap Growth Fund.  Promptly after the Closing,  Trinity Large Cap
    Growth Fund shall  provide  Growth Fund a list  setting  forth the  respective federal income tax bases thereof.

      8.    Portfolio  securities  or written  evidence  acceptable to Growth Fund of record  ownership  thereof by The  Depository  Trust Company or through the
    Federal Reserve Book Entry System or any other depository  approved by Trinity
    Large Cap Growth  Fund  pursuant  to Rule  17f-4 and Rule 17f-5  under the Act shall be endorsed and delivered,  or  transferred  by appropriate  transfer or assignment documents,  by Trinity Large Cap Growth Fund on the Closing Date to
    Growth Fund, or at its  direction,  to its custodian  bank, in proper form for transfer  in  such  condition  as  to  constitute  good  delivery  thereof  in accordance  with  the  custom  of  brokers  and  shall be  accompanied  by all necessary  state transfer  stamps,  if any. The cash delivered shall be in the form of  certified  or bank  cashiers'  checks or by bank  wire or  intra-bank transfer  payable to the order of Growth Fund for the account of Growth  Fund.
    Class A,  Class  B,  Class  C,  Class N and  Class Y  shares  of  Growth  Fund representing  the  number of Class A,  Class B,  Class C,  Class N and Class Y shares of Growth Fund being delivered  against the assets of Trinity Large Cap
    Growth Fund,  registered in the name of Trinity  Large Cap Growth Fund,  shall be  transferred  to Trinity  Large Cap Growth Fund on the Closing  Date.  Such
    shares  shall  thereupon  be assigned by Trinity  Large Cap Growth Fund to its shareholders  so that the shares of Growth Fund may be distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Large Cap Growth Fund is unable to make delivery  under  this  Section  8 to  Growth  Fund  of any  of  its  portfolio securities  or cash for the reason that any of such  securities  purchased  by
    Trinity  Large Cap Growth  Fund,  or the cash  proceeds of a sale of portfolio securities,  prior to the Closing  Date have not yet been  delivered  to it or
    Trinity Large Cap Growth Fund's custodian,  then the delivery  requirements of this Section 8 with  respect to said  undelivered  securities  or cash will be waived and Trinity  Large Cap Growth Fund will deliver to Growth Fund by or on the Closing Date with respect to said undelivered  securities or cash executed copies of an  agreement  or  agreements  of  assignment  in a form  reasonably satisfactory to Growth Fund,  together with such other documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably  be required by Growth Fund.

      9.    Growth Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption and  dividend  checks  outstanding)  of  Trinity  Large Cap Growth  Fund,  but
    Trinity  Large Cap Growth  Fund will,  nevertheless,  use its best  efforts to discharge  all  known  liabilities,  so far as may be  possible,  prior to the
    Closing  Date.  The  cost of  printing  and  mailing  the  proxies  and  proxy statements  will be borne by Trinity Large Cap Growth Fund.  Trinity Large Cap
    Growth  Fund and  Growth  Fund  will  bear the  cost of their  respective  tax opinion.  Any documents such as existing  prospectuses  or annual reports that are  included  in  that  mailing  will  be a cost  of  the  Fund  issuing  the document.  Any other  out-of-pocket  expenses of Growth Fund and Trinity Large
    Cap  Growth  Fund  associated  with  this  reorganization,   including  legal,
    accounting  and transfer  agent  expenses,  will be borne by Trinity Large Cap
    Growth Fund and Growth Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Growth  Fund  hereunder  shall be  subject to the following conditions:

      A.    The Board of  Trustees  of Trinity  Large Cap  Growth  Fund shall have authorized the execution of the  Agreement,  and the  shareholders  of Trinity
    Large Cap Growth Fund shall have approved the  Agreement and the  transactions contemplated  hereby,  and Trinity Large Cap Growth Fund shall have  furnished to  Growth  Fund  copies  of  resolutions  to  that  effect  certified  by the
    Secretary or the Assistant  Secretary of Trinity  Large Cap Growth Fund;  such shareholder  approval shall have been by the affirmative  vote required by the
    Massachusetts  Law and its charter  documents  at a meeting for which  proxies have been  solicited by the Proxy  Statement and  Prospectus  (as  hereinafter defined).

      B.    Growth  Fund shall have  received  an opinion  dated as of the Closing
    Date from  counsel to Trinity  Large Cap Growth  Fund,  to the effect that (i)
    Trinity  Large Cap Growth  Fund is a business  trust duly  organized,  validly existing  and in good  standing  under the laws of the State of  Massachusetts with full  corporate  powers to carry on its business as then being  conducted and to  enter  into and  perform  the  Agreement;  and  (ii)  that all  action necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable on Trinity Large Cap Growth Fund and to authorize  effectively the transactions  contemplated  by the Agreement  have been taken by Trinity Large
    Cap Growth Fund.  Massachusetts counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties of Trinity Large Cap Growth Fund contained  herein shall be true and correct at and as of the Closing Date, and
    Growth Fund shall have been furnished with a certificate of the President,  or a  Vice  President,  or  the  Secretary  or  the  Assistant  Secretary  or the
    Treasurer of Trinity  Large Cap Growth Fund,  dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Trinity Large Cap Growth Fund shall have furnished to Growth Fund a  certificate  of the  Treasurer or  Assistant  Treasurer of
      Trinity  Large  Cap  Growth  Fund  as to  the  amount  of the  capital  loss carry-over and net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity Large Cap Growth Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the  gross  assets,  of  Trinity  Large  Cap  Growth  Fund at the  close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Growth  Fund under the
    Securities   Act  of  1933,   as  amended  (the  "1933  Act"),   containing  a
    preliminary  form of the Proxy  Statement  and  Prospectus,  shall have become effective under the 1933 Act.

      G.    On the  Closing  Date,  Growth  Fund shall  have  received a letter of
    Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
    acceptable  to  Growth  Fund,  stating  that  nothing  has  come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Large Cap Growth Fund arising out of litigation  brought against Trinity Large
    Cap Growth  Fund or claims  asserted  against it, or pending or to the best of his or her  knowledge  threatened  claims or  litigation  not  reflected in or apparent  from the most recent  audited  financial  statements  and  footnotes thereto of Trinity  Large Cap  Growth  Fund  delivered  to Growth  Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

H.    Growth  Fund shall have  received  an  opinion,  dated as of the Closing
    Date, of KPMG LLP, to the same effect as the opinion  contemplated  by Section
    11.E. of the Agreement.

I.    Growth  Fund shall have  received  at the  Closing  all of the assets of
    Trinity  Large Cap Growth Fund to be conveyed  hereunder,  which  assets shall
    be  free  and  clear  of  all   liens,   encumbrances,   security   interests,
    restrictions and limitations whatsoever.

    [11.]      The  obligations of Trinity Large Cap Growth Fund  hereunder  shall be subject to the following conditions:

      A.    The Board of  Trustees  of  Growth  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
    Growth Fund shall have  furnished  to Trinity  Large Cap Growth Fund copies of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Growth Fund.

      B.    Trinity Large Cap Growth Fund's  shareholders  shall have approved the
    Agreement and the  transactions  contemplated  hereby,  by an affirmative vote required by the  Massachusetts Law and its charter documents and Trinity Large
    Cap Growth Fund shall have  furnished  Growth Fund  copies of  resolutions  to that effect  certified by the  Secretary or an Assistant  Secretary of Trinity
    Large Cap Growth Fund.

      C.    Trinity  Large Cap Growth Fund shall have  received  an opinion  dated as of the Closing  Date from  counsel to Growth  Fund,  to the effect that (i)
    Growth Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of Massachusetts  with full powers to  carry on its  business  as then  being  conducted  and to  enter  into and perform the  Agreement;  (ii) all  actions  necessary  to make the  Agreement, according to its terms,  valid,  binding and enforceable  upon Growth Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by Growth  Fund,  and (iii) the shares of Growth  Fund to be issued hereunder  are  duly  authorized  and  when  issued  will be  validly  issued, fully-paid  and  non-assessable,  except as set forth under  "Shareholder  and
    Trustee  Liability"  in Growth  Fund's  Statement of  Additional  Information.
    Massachusetts counsel may be relied upon for this opinion.

      D.    The  representations  and warranties of Growth Fund  contained  herein shall be true and correct at and as of the  Closing  Date,  and Trinity  Large
    Cap  Growth  Fund  shall  have  been  furnished  with  a  certificate  of  the
    President,  a Vice  President or the Secretary or the  Assistant  Secretary or
    the Treasurer of the Trust to that effect dated as of the Closing Date.

      E.    Trinity  Large Cap Growth Fund shall have  received an opinion of KPMG
    LLP to the effect that the federal tax  consequences  of the  transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with
    (i) Trinity  Large Cap Growth Fund's  representation  that there is no plan or intention  by any  Trinity  Large Cap Growth Fund  shareholder  who owns 5% or more of Trinity Large Cap Growth Fund's  outstanding  shares,  and, to Trinity
    Large Cap Growth Fund's best  knowledge,  there is no plan or intention on the part of the remaining Trinity Large Cap Growth Fund  shareholders,  to redeem, sell,  exchange  or  otherwise  dispose  of a number  of  Growth  Fund  shares received in the  transaction  that would reduce  Trinity Large Cap Growth Fund shareholders'  ownership of Growth Fund shares to a number of shares  having a value,  as of the  Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Trinity  Large Cap  Growth  Fund  shares as of the same date,  and (ii) the  representation  by each of Trinity  Large Cap Growth Fund and Growth Fund that,  as of the Closing  Date,  Trinity Large Cap Growth Fund
    and Growth Fund will  qualify as regulated  investment  companies or will meet the diversification  test of Section  368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Large Cap Growth Fund and Growth Fund will each  qualify as a
    "party to a  reorganization"  within the meaning of Section  368(b)(2)  of the
    Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Large Cap  Growth  Fund upon the  distribution  of Class A,  Class B  {and}[,]
    Class C[,  Class N and Class Y] shares of  beneficial  interest in Growth Fund to the  shareholders  of Trinity Large Cap Growth Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by Trinity  Large Cap Growth Fund by reason of the  transfer of  substantially all its assets in  exchange  for Class A, Class B {and}[,]  Class C[,  Class N and Class Y] shares of Growth Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Growth Fund by reason of the transfer of  substantially  all of Trinity  Large
    Cap Growth Fund's  assets in exchange for Class A, Class B {and}[,]  Class C[,
    Class N and Class Y] shares of Growth  Fund and Growth  Fund's  assumption  of certain liabilities of Trinity Large Cap Growth Fund.

      6.    The  shareholders  of Trinity Large Cap Growth Fund will have the same tax basis and  holding  period  for the Class A,  Class B  {and}[,]  Class C[,
    Class N and Class Y] shares of  beneficial  interest  in Growth Fund that they receive  as they had for  Trinity  Large  Cap  Growth  Fund  shares  that they previously held, pursuant to Section 358(a) and 1223(1),  respectively, of the
    Code.

      7.    The  securities  transferred  by  Trinity  Large  Cap  Growth  Fund to
    Growth  Fund will have the same tax basis and  holding  period in the hands of
    Growth  Fund as they had for  Trinity  Large  Cap  Growth  Fund,  pursuant  to
    Section 362(b) and 1223(1), respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of  Trinity  Large Cap Growth
    Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement on Form N-14 filed by Growth Fund under the
    1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
    Prospectus, shall have become effective under the 1933 Act.

      H.    On the  Closing  Date,  Trinity  Large  Cap  Growth  Fund  shall  have received  a letter  of Robert G. Zack or other  senior  executive  officer  of
    OppenheimerFunds,  Inc.  acceptable to Trinity Large Cap Growth Fund,  stating that  nothing has come to his or her  attention  which in his or her  judgment would indicate that as of the Closing Date there were any material,  actual or contingent  liabilities  of Growth  Fund  arising  out of  litigation  brought against Growth Fund or claims asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent  by the  most  recent  audited  financial  statements  and  footnotes thereto of Growth  Fund  delivered  to Trinity  Large Cap  Growth  Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    Trinity Large Cap Growth Fund shall acknowledge  receipt of the Class A,
    Class B {and}[,] Class C[, Class N and Class Y] shares of Growth Fund.

      12.   Trinity Large Cap Growth Fund hereby represents and warrants that:

      A.    The audited  financial  statements of Trinity Large Cap Growth Fund as of July 31, 2002 and  unaudited  financial  statements  as of January 31, 2003 heretofore  furnished to Growth Fund,  present fairly the financial  position, results of  operations,  and changes in net assets of Trinity Large Cap Growth
    Fund as of  that  date,  in  conformity  with  generally  accepted  accounting principles  applied on a basis  consistent  with the preceding  year; and that from  January  31,  2003  through  the date  hereof  there have not been,  and through the Closing  Date there will not be, any  material  adverse  change in the business or  financial  condition  of Trinity  Large Cap Growth  Fund,  it being agreed that a decrease in the size of Trinity  Large Cap Growth Fund due to a diminution in the value of its portfolio and/or  redemption of its shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated thereby by Trinity Large Cap Growth Fund's shareholders,  Trinity
    Large Cap Growth Fund has  authority  to transfer all of the assets of Trinity
    Large Cap Growth  Fund to be conveyed  hereunder  free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented,  contained in Trinity Large
    Cap Growth Fund's  Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue  statement  of a material  fact or omit to state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There  is no  material  contingent  liability  of  Trinity  Large  Cap
    Growth Fund and no material  claim and no material  legal,  administrative  or other  proceedings  pending or, to the  knowledge of Trinity  Large Cap Growth
    Fund,  threatened against Trinity Large Cap Growth Fund, not reflected in such
    Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which  Trinity  Large Cap  Growth  Fund is a party  other than those ordinary in the conduct of its business;

      F.    Trinity Large Cap Growth Fund is a  Massachusetts  business trust duly organized,  validly  existing and in good standing under the laws of the State of  Massachusetts;  and has all  necessary  and  material  Federal  and  state authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and Trinity  Large Cap Growth Fund that is duly  registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns  and reports of Trinity  Large Cap
    Growth Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said  returns and reports have been paid or provision shall have been made for the payment  thereof and to the best of the knowledge of Trinity  Large Cap Growth Fund no such return is currently  under audit and no  assessment  has been  asserted  with  respect to such  returns  and to the extent such tax returns with respect to the taxable year of Trinity  Large Cap
    Growth  Fund ended July 31,  2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon  shall be paid when due; and

      H.    Trinity  Large Cap Growth  Fund has  elected  that  Trinity  Large Cap
    Growth Fund be treated as a regulated  investment company and, for each fiscal
    year  of  its   operations,   Trinity  Large  Cap  Growth  Fund  has  met  the
    requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment  company  and Trinity  Large Cap Growth Fund  intends to meet such requirements with respect to its current taxable year.

13.   Growth Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Growth Fund as of August 31, 2002 and  unaudited  financial  statements  as  of  February  28,  2003  heretofore furnished  to Trinity  Large Cap Growth  Fund,  present  fairly the  financial position,  results of operations, and changes in net assets of Growth Fund, as of that date, in conformity  with  generally  accepted  accounting  principles applied on a basis  consistent with the preceding year; and that from February
    28, 2003 through the date hereof there have not been,  and through the Closing
    Date there will not be,  any  material  adverse  changes  in the  business  or financial  condition of Growth Fund,  it being  understood  that a decrease in the size of Growth  Fund due to a  diminution  in the  value of its  portfolio and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented,  contained in Growth Fund's
    Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
    The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
    therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability of Growth Fund and no material claim and no material legal,  administrative or other  proceedings  pending or, to the  knowledge of Growth  Fund,  threatened against Growth Fund, not reflected in such Prospectus;

      D.    There are no material  contracts  outstanding  to which Growth Fund is a party other than those ordinary in the conduct of its business;

      E.    Growth Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts;  Growth
    Fund has all necessary and material  Federal and state  authorizations  to own all its  properties  and  assets  and to carry on its  business  as now  being conducted;  the  Class A,  Class B  {and}[,]  Class  C[,  Class N and Class Y]
    shares  of  Growth  Fund  which it issues to  Trinity  Large Cap  Growth  Fund pursuant to the Agreement will be duly authorized,  validly issued, fully-paid
    and  non-assessable,   except  as  set  forth  under  "Shareholder  &  Trustee
    Liability" in Growth Fund's Statement of Additional Information,  will conform to the description thereof contained in Growth Fund's  Registration  Statement and  will be duly  registered  under  the  1933  Act and in the  states  where registration  is required;  and Growth Fund is duly  registered  under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

      F.    All  {federal}  [Federal]  and other tax returns and reports of Growth
    Fund  required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports have been paid or provision  shall have been made for the  payment  thereof and to the best of the  knowledge  of
    Growth Fund,  no such return is currently  under audit and no  assessment  has been  asserted with respect to such returns and to the extent such tax returns with  respect to the taxable  year of Growth  Fund ended  August 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Growth  Fund has  elected  to be  treated  as a  regulated  investment company and, for each fiscal year of its  operations,  Growth Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a
    regulated   investment   company  and  Growth   Fund   intends  to  meet  such
    requirements with respect to its current taxable year;

      H.    Growth  Fund has no plan or  intention  (i) to  dispose  of any of the assets  transferred  by  Trinity  Large Cap  Growth  Fund,  other  than in the ordinary  course of business,  or (ii) to redeem or reacquire any of the Class
    A,  Class  B,  Class  C,  Class  N and  Class  Y  shares  issued  by it in the reorganization other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,  Growth  Fund  intends to operate its  business in a  substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Growth Fund hereby  represents to and  covenants  with Trinity Large
    Cap Growth Fund that, if the  reorganization  becomes  effective,  Growth Fund will treat each  shareholder of Trinity Large Cap Growth Fund who received any of Growth Fund's shares as a result of the  reorganization  as having made the
    minimum   initial   purchase  of  shares  of  Growth  Fund  received  by  such shareholder  for the  purpose of making  additional  investments  in shares of
    Growth Fund, regardless of the value of the shares of Growth Fund received.

      15.   Growth  Fund  agrees  that it will  prepare  and  file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
    1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable in this  connection.  Trinity  Large Cap Growth Fund  covenants  and agrees  to  liquidate  and  dissolve  as soon  as  practicable  to the  extent required under the laws of the State of Massachusetts,  and, upon Closing,  to cause the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19{.  Growth Fund  understands  that the  obligations  of Trinity  Large Cap
    Growth  Fund  under  the  Agreement  are  not  binding  upon  any  Trustee  or shareholder  of  Trinity  Large  Cap  Growth  Fund  personally,  but bind only
    Trinity Large Cap Growth Fund and Trinity Large Cap Growth Fund's property.

      20}.  Trinity  Large Cap Growth Fund  understands  that the  obligations  of
    Growth Fund under the Agreement  are not binding upon any {trustee}  [Trustee]
    or  shareholder  of Growth  Fund  personally,  but bind only  Growth  Fund and
    Growth Fund's  property.  Trinity Large Cap Growth Fund represents that it has notice of the provisions of the Declaration of Trust of  [Oppenheimer]  Growth
    Fund  disclaiming   {shareholder}   [shareholders]  and  {trustee}   [Trustee]
    liability for acts or obligations of {Growth Fund. }[Oppenheimer Growth Fund.

      20.   Growth Fund  understands  that the  obligations  of Trinity  Large Cap
    Growth  Fund  under  the  Agreement  are  not  binding  upon  any  Trustee  or shareholder  of  Trinity  Large  Cap  Growth  Fund  personally,  but bind only
    Trinity Large Cap Growth Fund and Trinity  Large Cap Growth  Fund's  property.
    Growth  Fund   represents  that  it  has  notice  of  the  provisions  of  the
    Declaration of Trust of Trinity Large Cap Growth Fund disclaiming  shareholder and Trustee  liability  for acts or  obligations  of Trinity  Large Cap Growth
    Fund.]

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER GROWTH FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
            TO {PROSPECTUS/PROXY} [PROSPECTUS AND PROXY] STATEMENT

                       Acquisition of the Assets of the
                  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                     By and in exchange for Shares of the
                           OPPENHEIMER GROWTH FUND

      This  Statement of  Additional  Information  to this  {Prospectus/Proxy}
[Prospectus  and Proxy]  Statement  (the "SAI")  relates  specifically  to the proposed  delivery of substantially  all of the assets of Oppenheimer  Trinity
Large  Cap  Growth  Fund  ("Trinity  Large Cap  Growth  Fund")  for  shares of
Oppenheimer Growth Fund ("Growth Fund").

      This SAI consists of this Cover Page and the following  documents  [[all of which  are  incorporated  by  reference  to Part B file  with  the  Initial
Registration  Statement  filed on June 6, 2003]]:  (i) Annual and  Semi-Annual
Reports  dated July 31, 2002 and January 31,  2003,  respectively,  of Trinity
Large Cap Growth Fund;  (ii) the Annual and  Semi-Annual  Reports dated August
31,  2002 and  February  28,  2003,  respectively  of Growth  Fund;  (iii) the
Prospectus  of Trinity  Large Cap  Growth  Fund dated  September  24,  2002 as supplemented  November  1,  2002 [and May 14,  2003];  (iv) the  Statement  of
Additional  Information  of Trinity Large Cap Growth Fund dated  September 24,
2002[,] as revised  January 15, 2003[,  and as  supplemented  March 31, 2003];
and  (iv) the  Statement  of  Additional  Information  of  Growth  Fund  dated
{December 23, 2002 as }[October 23, 2002,  as revised  February 12, 2003,  and as] supplemented {April 30} [March 31], 2003.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the  {Prospectus/Proxy}  [Prospectus and Proxy]  Statement dated July {6}
[18], 2003, relating to the  above-referenced  transaction.  You can request a copy of the  {Prospectus/Proxy}  [Prospectus  and Proxy]  Statement by calling
{1.800.525.7048}  [1.800.708.7780] or by writing OppenheimerFunds  Services at
P.O. Box 5270, Denver,  Colorado 80217. The date of this SAI is July {6} [18],
2003.

 OPPENHEIMER GROWTH FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended and Restated  Declaration of Trust filed by cross-reference to Exhibit
16 (1) to this Registration Statement, incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated  Declaration  of  Trust  dated  August  5,  2002:
Previously filed with Registrant's  Post-Effective  Amendment No. 59, 8/22/02,
and incorporated herein by reference.

(2)   By-Laws as amended  through  December  14, 2000:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

(3)   N/A.

(4)   Agreement and Plan of  Reorganization  dated April 17, 2003: See Exhibit
A to Part A of this Registration Statement, incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

      (v)  Specimen  Class  Y  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 58,  12/19/01,  and  incorporated herein by reference.

(6)   (i) Amended and Restated  Investment  Advisory  Agreement  dated 1/1/00:
Previously filed with Registrant's  Post-Effective Amendment No. 57, 12/27/00,
and incorporated herein by reference.

(7)   (i) General Distributor's  Agreement dated December 10, 1992: Previously
filed  with  Registrant's   Post-Effective  Amendment  No.  41,  7/30/93,  and
incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(8)   (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation   Plan   for   Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  26  to  the
Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(9)   (i) Custodian  Agreement with The Bank of New York dated August 5, 1992:
Previously filed with Registrant's  Post-Effective  Amendment No. 44, 3/31/94,
and incorporated herein by reference.

      (ii)  Amended and  Restated  Foreign  Custody  Manager  Agreement  dated
4/3/01:   Previously  filed  with  Post-Effective  Amendment  No.  34  to  the
Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

      (iii)  Amendment  dated  4/3/01 to  Custody  Agreement  dated  11/12/92:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration
Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.  2-82590),
10/25/01, and incorporated herein by reference.

(10)        (i)Amended  and  Restated   Distribution   and  Service  Plan  and
Agreement  for Class A shares  dated  April 11,  2002:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 60,  10/23/02,  and  incorporated herein by reference.

     (ii) Amended and  Restated  Distribution  and Service Plan and  Agreement
for Class B shares dated August 5, 2002:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  60,  10/23/02,  and  incorporated  herein  by reference.

     (iii)  Amended and Restated  Distribution  and Service Plan and Agreement
for  Class  C  shares  dated   February  12,  1998:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 53,  10/23/98,  and  incorporated herein by reference.

     (iv)  Distribution  and  Service  Plan and  Agreement  for Class N shares dated  October 12, 2000:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 60, 10/23/02, and incorporated herein by reference.

(11)   (i)  Opinion and Consent of Counsel of Oppenheimer  Growth Fund:  Filed
herewith.

     (ii)  Form  of   Reorganization   Opinion   and  Consent  of  Counsel  to
Oppenheimer  Trinity Value Fund:  Previously filed with  Registrant's  Initial
Registration  Statement  on  Form  N-14,  6/6/03  (Reg.  No.  333-105884)  and
incorporated herein by reference.

     (iii)  Form  of   Reorganization   Opinion  and  Consent  of  Counsel  to
Oppenheimer   Value  Fund:   Previously   filed  with   Registrant's   Initial
Registration  Statement  on  Form  N-14,  6/6/03  (Reg.  No.  333-105884)  and
incorporated herein by reference.

(12) Form of Tax Opinion  Relating  to the  Reorganization:  Previously  filed with Registrant's  Initial  Registration  Statement on Form N-14, 6/6/03 (Reg.
No. 333-105884) and incorporated herein by reference.

(13)  N/A.

(14)  Consent of Independent Auditors: Filed herewith.

(15)  N/A.

(16)  (i) Powers of Attorney for all Trustees/Directors and Principal
         Officers except for Joel W. Motley and John V. Murphy (including
         Certified Board Resolutions): Previously filed with Pre-Effective
         Amendment No. 1 to the Registration Statement of Oppenheimer
         Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

       (ii) Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
333-31537), 10/21/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

(2)   The Registrant  hereby undertakes to file its tax opinion and consent in a  Post-Effective  Amendment to the Registration  Statement  shortly after the closing.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 18th day of July, 2003.

                              OPPENHEIMER GROWTH FUND

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the
----------------------------  Board of Trustees          July 18, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       July 18, 2003
-------------------------     Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          July 18, 2003
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer, Principal       July 18, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                    July 18, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                    July 18, 2003
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                    July 18, 2003
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                    July 18, 2003
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                    July 18, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                    July 18, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                    July 18, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER GROWTH FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

11(i)             Opinion and Consent of Counsel of Oppenheimer Growth Fund

14                Consent of Independent Auditors